BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACRES Commercial Realty Ltd., Series
2021-FL2, Class A, (LIBOR USD 1 Month +
1.40%), 2.92%, 01/15/37
(a)(b)
......... USD 5,780 $ 5,578,363
Affirm Asset Securitization Trust, Series 2022-
X1, Class A, 1.75%, 02/15/27
(b)
....... 3,173 3,112,451
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 2.22%,
07/20/34
(a)(b)
.................... 5,500 5,328,993
AGL Core CLO 2 Ltd., Series 2019-2A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.96%,
04/20/32
(a)(b)
.................... 1,000 955,576
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
2.13%, 04/20/33
(a)(b)
............... 1,250 1,215,396
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 2.18%,
04/20/32
(a)(b)
.................... 1,400 1,367,696
AIMCO CLO
(a)(b)
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 2.11%, 04/20/34 ... 8,000 7,677,052
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 2.14%, 01/15/32 ... 3,500 3,412,670
Ajax Mortgage Loan Trust
(b)(c)
Series 2019-G, Class A, 3.00%, 09/25/59 5,463 5,325,384
Series 2021-C, Class A, 2.12%, 01/25/61 2,150 2,009,733
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 2.18%,
10/21/28
(a)(b)
.................... 4,630 4,558,001
American Express Credit Account Master Trust,
Series 2022-2, Class A, 3.39%, 05/15/27 . 45,459 45,364,441
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 3,870 3,787,028
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
2.23%, 07/24/29
(a)(b)
............... 8,719 8,621,307
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 2.24%, 01/19/35
(a)(b)
......... 1,750 1,680,831
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 2.21%, 07/15/34
(a)(b)
......... 26,000 25,089,527
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
2.33%, 01/28/31
(a)(b)
............... 14,523 14,299,892
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (LIBOR USD 3 Month + 1.10%),
2.14%, 04/15/34
(a)(b)
............... 4,260 4,082,125
Apidos CLO XX, Series 2015-20A, Class A1RA,
(LIBOR USD 3 Month + 1.10%), 2.14%,
07/16/31
(a)(b)
.................... 1,500 1,469,283
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 2,667 2,463,426
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.10%), 2.42%, 05/15/36 ... 14,460 13,984,022
Series 2021-FL4, Class A, (LIBOR USD 1
Month + 1.35%), 2.67%, 11/15/36 ... 12,750 12,335,625
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 2.34%,
10/25/34
(a)(b)
.................... 4,400 4,253,711
ARI Fleet Lease Trust
(b)
Series 2020-A, Class B, 2.06%, 11/15/28 . 1,470 1,445,970
Series 2022-A, Class A2, 3.12%, 01/15/31 16,036 15,777,901
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arm Master Trust LLC, Series 2021-T1, Class
A, 2.43%, 11/15/27
(b)
.............. USD 730 $ 680,814
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 2.10%,
04/20/31
(a)(b)
.................... 1,750 1,714,166
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (LIBOR USD 3 Month +
0.83%), 2.27%, 11/17/27
(a)(b)
......... 2,054 2,028,790
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.97%, 04/22/27
(a)(b)
.. 8,218 8,107,675
Autoflorence SRL
(a)(d)
Series 2, Class C, (EURIBOR 1 Month +
1.15%), 0.64%, 12/24/44 ......... EUR 414 425,001
Series 2, Class D, (EURIBOR 1 Month +
2.35%), 1.84%, 12/24/44 ......... 222 230,525
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (EURIBOR 1
Month + 1.05%), 0.52%, 01/31/39 ... 2,100 2,164,630
Series 2021-SP, Class D, (EURIBOR 1
Month + 1.55%), 1.02%, 01/31/39 ... 800 825,904
Series 2021-SP, Class E, (EURIBOR 1
Month + 2.65%), 2.12%, 01/31/39 ... 600 619,003
Series 2021-SP, Class F, (EURIBOR 1
Month + 3.90%), 3.37%, 01/31/39 ... 100 102,481
Azure Finance No. 2 plc, Series 2, Class C,
(SONIO/N + 3.00%), 4.12%, 07/20/30
(a)(d)
. GBP 1,055 1,280,763
BA Credit Card Trust, Series 2022-A1, Class
A1, 3.53%, 11/15/27 ............... USD 35,922 35,856,162
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (LIBOR USD 3 Month + 1.50%),
2.56%, 07/20/30
(a)(b)
............... 1,350 1,280,327
Ballyrock CLO Ltd., Series 2016-1A, Class
CR2, (LIBOR USD 3 Month + 1.90%),
2.94%, 10/15/28
(a)(b)
............... 2,250 2,198,024
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 2.13%, 04/20/31 ... 900 877,249
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 2.37%, 01/15/33 ... 6,350 6,186,318
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (LIBOR USD 3 Month + 1.17%),
2.35%, 01/25/35
(a)(b)
............... 5,500 5,319,765
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 2.22%,
07/15/34
(a)(b)
.................... 4,500 4,309,814
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 2.96%, 12/16/36
(a)(b)
13,580 13,074,996
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 2.49%, 07/15/29
(a)(b)
........ 8,400 8,159,978
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 2.71%, 07/20/29
(a)(b)
... 1,350 1,315,412
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 2.15%, 04/20/31
(a)(b)
........ 2,230 2,182,232
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%, 11/17/33 . 348 326,055
Series 2022-B, Class A, 3.75%, 06/18/35 . 2,339 2,323,684
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (EURIBOR 1 Month
+ 1.10%), 0.57%, 09/25/38 ........ EUR 528 551,789
Series 2021-1, Class D, (EURIBOR 1 Month
+ 1.65%), 1.12%, 09/25/38 ........ 681 712,570

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1, Class E, (EURIBOR 1 Month
+ 2.85%), 2.32%, 09/25/38 ........ EUR 356 $ 361,672
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (LIBOR USD 3 Month +
1.15%), 2.19%, 01/15/30
(a)(b)
......... USD 250 239,778
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 .......... 35,356 34,958,998
Brex Commercial Charge Card Master Trust,
Series 2021-1, Class A, 2.09%, 07/15/24
(b)
2,130 2,088,925
Brignole Co. SRL, Series 2021, Class D,
(EURIBOR 1 Month + 1.60%), 1.09%,
07/24/36
(a)(d)
.................... EUR 100 104,156
BSPRT Issuer Ltd., Series 2021-FL7, Class
A, (LIBOR USD 1 Month + 1.32%), 2.64%,
12/15/38
(a)(b)
.................... USD 6,890 6,594,762
Capital One Multi-Asset Execution Trust, Series
2022-A2, Class A, 3.49%, 05/15/27 ..... 32,782 32,802,682
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 2.01%, 04/17/31 ... 3,988 3,898,199
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 2.18%, 07/15/31 .. 5,996 5,864,179
CarMax Auto Owner Trust, Series 2022-2,
Class A3, 3.49%, 02/16/27 .......... 23,594 23,463,225
CBAM Ltd., Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.94%, 02/12/30
(a)(b)
3,500 3,420,645
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (LIBOR USD 3 Month + 1.08%),
2.14%, 04/20/34
(a)(b)
............... 8,750 8,412,743
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class A1, (LIBOR USD 3 Month + 0.98%),
2.04%, 04/20/31
(a)(b)
............... 1,940 1,894,270
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
2.95%, 05/29/32
(a)(b)
............... 1,500 1,438,093
Chesapeake Funding II LLC
(b)
Series 2019-1A, Class B, 3.11%, 04/15/31 5,230 5,230,668
Series 2019-1A, Class C, 3.36%, 04/15/31 4,930 4,930,635
Series 2019-1A, Class D, 3.80%, 04/15/31 6,630 6,630,732
Series 2020-1A, Class B, 1.24%, 08/15/32 1,170 1,129,416
Series 2020-1A, Class C, 2.14%, 08/15/32 720 704,870
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A1, (LIBOR USD 3
Month + 0.80%), 1.86%, 01/20/28 ... 724 715,387
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 2.19%, 04/19/29 ... 8,500 8,153,422
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 2.09%, 07/15/33 ... 5,000 4,867,500
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.58%), 2.62%, 07/15/33 ... 500 477,616
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 2.18%, 07/15/34 ... 3,350 3,227,545
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (LIBOR USD 1
Month + 1.10%), 2.72%, 07/25/51 ... 370 361,324
Series 2021-B, Class A1, (LIBOR USD 1
Month + 0.80%), 2.42%, 06/25/52 ... 5,094 4,911,601
Credit Acceptance Auto Loan Trust
(b)
Series 2019-3A, Class A, 2.38%, 11/15/28 3,309 3,305,562
Series 2020-1A, Class A, 2.01%, 02/15/29 12,854 12,809,867
Series 2020-2A, Class A, 1.37%, 07/16/29 6,450 6,353,732
Series 2021-2A, Class A, 0.96%, 02/15/30 18,920 18,113,070
Series 2022-1A, Class A, 4.60%, 06/15/32 11,180 11,123,954
Discover Card Execution Note Trust, Series
2022-A2, Class A, 3.32%, 05/15/27 ..... 42,146 41,977,711
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dowson plc
(a)(d)
Series 2021-2, Class C, (SONIO/N +
1.60%), 2.72%, 10/20/28 ......... GBP 1,300 $ 1,535,924
Series 2022-1, Class C, (SONIO/N +
2.25%), 3.37%, 01/20/29 ......... 1,151 1,361,632
Series 2022-1, Class D, (SONIO/N +
2.70%), 3.82%, 01/20/29 ......... 601 706,413
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class AR3, (LIBOR USD 3 Month + 1.02%),
2.06%, 04/15/29
(a)(b)
............... USD 2,732 2,688,890
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
2.10%, 04/20/34
(a)(b)
............... 5,750 5,499,455
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
2.74%, 10/15/30
(a)(b)
............... 3,150 3,008,432
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (LIBOR USD 3 Month + 1.60%),
2.64%, 07/18/30
(a)(b)
............... 3,250 3,130,598
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 2.64%,
07/18/30
(a)(b)
.................... 500 474,395
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 2.60%,
05/20/34
(a)(b)
.................... 1,000 967,154
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 2.26%,
01/18/32
(a)(b)
.................... 450 439,964
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 2.58%,
05/20/34
(a)(b)
.................... 750 721,827
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.94%, 04/15/29
(a)(b)
......... 12,680 12,504,489
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
..................... 4,543 4,363,352
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 541,442
ELFI Graduate Loan Program LLC, Series
2022-A, Class A, 4.51%, 08/26/47
(b)
.... 9,540 9,558,067
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (LIBOR USD 3 Month + 1.65%), 2.71%,
04/20/34
(a)(b)
.................... 4,200 3,973,537
Enterprise Fleet Financing LLC, Series 2022-1,
Class A2, 3.03%, 01/20/28
(b)
......... 20,464 20,100,220
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 7,022,497
FCT Autonoria, Series 2019-1, Class E,
(EURIBOR 1 Month + 2.70%), 2.17%,
09/25/35
(a)(d)
.................... EUR 179 183,087
FCT Noria, Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 0.97%, 10/25/49
(a)(d)
.. 900 915,463
FCT Pixel, Series 2021-1, Class D, (EURIBOR
3 Month + 1.75%), 1.39%, 02/25/38
(a)(d)
.. 300 314,092
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 2.15%,
07/19/34
(a)(b)
.................... USD 8,500 8,202,015
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... 418 390,849
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
.......... 2,056 1,930,144

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.22%), 2.73%, 05/16/38 ... USD 6,690 $ 6,544,129
Series 2021-FL3, Class A, (LIBOR USD 1
Month + 1.25%), 2.76%, 11/16/36 ... 8,380 8,001,959
FS Rialto Issuer LLC, Series 2022-FL4, Class
A, (SOFR30A + 1.90%), 2.69%, 01/19/39
(a)(b)
9,585 9,398,364
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.78%, 03/20/33
(a)
....... EUR 577 590,645
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.78%, 03/20/33
(a)
....... 173 176,930
Series 2020-1, Class D, 3.50%, 03/20/33 . 289 292,892
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
2.43%, 05/16/31
(a)(b)
............... USD 10,500 10,279,740
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 2.18%, 07/20/31
(a)(b)
........ 5,275 5,168,754
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 2.11%, 01/18/31
(a)(b)
........ 3,065 3,010,308
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 2.19%, 10/20/34
(a)(b)
... 8,950 8,643,566
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 4,609 3,925,893
Series 2021-5CS, Class A, 2.31%, 10/20/48 2,783 2,415,854
Series 2022-1GS, Class A, 2.70%, 01/20/49 2,733 2,445,129
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,425 1,347,000
GPMT Ltd., Series 2021-FL4, Class A, (LIBOR
USD 1 Month + 1.35%), 2.99%, 12/15/36
(a)(b)
10,000 9,671,207
Gracie Point International Funding, Series
2020-B, Class A, (LIBOR USD 1 Month +
1.40%), 2.46%, 05/02/23
(a)(b)
......... 5,840 5,837,432
Harley-Davidson Motorcycle Trust, Series
2020-A, Class A3, 1.87%, 10/15/24 ..... 5,206 5,193,194
Honda Auto Receivables Owner Trust, Series
2021-4, Class A3, 0.88%, 01/21/26 ..... 7,730 7,369,020
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
3.21%, 04/20/32
(a)(b)
............... 1,000 964,232
LendingPoint Pass-Through Trust, Series 2022-
ST1, Class A, 2.50%, 03/15/28
(b)
...... 559 537,602
Lendmark Funding Trust
(b)
Series 2019-2A, Class A, 2.78%, 04/20/28 6,170 6,040,996
Series 2021-1A, Class A, 1.90%, 11/20/31 6,470 5,610,403
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 2.45%, 05/15/28 ... 707 703,945
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 2.62%, 07/15/36 ... 5,310 5,128,187
Series 2021-CRE6, Class A, (LIBOR USD 1
Month + 1.30%), 2.62%, 11/15/38 ... 7,230 6,940,800
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,996 1,774,896
Series 2021-1GS, Class A, 2.29%, 01/20/48 3,125 2,703,671
Series 2021-2GS, Class A, 2.22%, 03/20/48 6,142 5,245,591
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 2.22%,
07/20/34
(a)(b)
.................... 5,000 4,839,139
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
2.79%, 04/15/29
(a)(b)
............... 5,000 4,900,401
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (LIBOR USD 3 Month +
1.50%), 2.64%, 01/22/28
(a)(b)
......... USD 15,900 $ 15,421,289
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 2.83%, 04/25/29
(a)(b)
......... 5,550 5,372,751
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 2.09%, 04/20/30
(a)(b)
......... 1,400 1,373,183
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class AR, (3 Month CME Term
SOFR + 1.29%), 2.14%, 10/15/32
(a)(b)
... 3,000 2,939,945
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 2.11%, 07/15/33
(a)(b)
........ 2,900 2,820,861
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 2.16%, 07/17/34
(a)(b)
......... 3,000 2,900,712
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class A, 2.96%, 07/20/32 6,804 6,750,814
Series 2020-AA, Class A, 2.19%, 08/21/34 3,020 2,900,872
Series 2021-AA, Class B, 2.33%, 03/20/36 1,610 1,417,227
Series 2021-AA, Class C, 2.96%, 03/20/36 380 328,153
Series 2021-AA, Class D, 3.83%, 03/20/36 345 302,714
Mercury Financial Credit Card Master Trust,
Series 2021-1A, Class A, 1.54%, 03/20/26
(b)
8,260 7,858,990
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 9,405 8,837,295
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 243 220,873
Series 2020-2A, Class B, 2.21%, 08/20/46 1,142 1,005,851
Series 2021-1A, Class B, 2.05%, 12/20/46 701 604,902
Series 2022-1A, Class B, 3.16%, 01/20/53 4,926 4,425,818
Navient Private Education Loan Trust, Series
2020-IA, Class A1B, (LIBOR USD 1 Month +
1.00%), 2.32%, 04/15/69
(a)(b)
......... 12,334 12,139,959
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 2,325 2,269,339
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 2.24%, 05/15/68
(a)
.. 8,488 8,424,470
Series 2019-GA, Class A, 2.40%, 10/15/68 860 828,768
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 2.22%, 11/15/68
(a)
.. 1,282 1,260,408
Series 2021-A, Class A, 0.84%, 05/15/69 . 1,339 1,225,772
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 2.01%, 04/15/60
(a)
........ 10,927 10,419,134
Series 2021-FA, Class A, 1.11%, 02/18/70 14,634 12,817,534
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
......... 1,001 997,981
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 16,894 15,607,602
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 1,036,267
Series 2021-BA, Class AFL, (LIBOR USD 1
Month + 0.78%), 2.38%, 04/20/62
(a)
.. 10,998 10,751,787
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 16,392 15,192,435
Series 2021-CA, Class AFL, (LIBOR USD 1
Month + 0.74%), 2.35%, 04/20/62
(a)
.. 12,283 11,982,004
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ARR, (LIBOR USD 3 Month +
1.16%), 2.20%, 07/15/34
(a)(b)
......... 10,000 9,676,357
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 2.14%, 07/16/35
(a)(b)
... 4,000 3,847,299

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (SONIO/N +
1.55%), 2.61%, 03/15/29 ......... GBP 775 $ 930,074
Series 2021-3X, Class B, (SONIO/N +
1.35%), 2.41%, 11/15/29 .......... 677 803,897
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 2.62%, 02/15/36
(a)(b)
......... USD 1,240 1,231,074
OCP CLO Ltd., Series 2014-7A, Class A1RR,
(LIBOR USD 3 Month + 1.12%), 2.18%,
07/20/29
(a)(b)
.................... 2,868 2,827,212
Octagon 66 Ltd., Series 2022-1A, Class A, (3
Month CME Term SOFR + 1.94%), 0.00%,
08/16/33
(a)(b)
.................... 13,325 13,291,688
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (LIBOR USD 3 Month +
1.95%), 3.01%, 03/17/30
(a)(b)
......... 4,200 4,000,228
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 2.25%, 01/20/31
(a)(b)
......... 2,400 2,358,592
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 2.21%, 07/20/34
(a)(b)
......... 8,895 8,597,162
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 2.39%, 07/19/30
(a)(b)
........ 1,750 1,723,145
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (LIBOR USD 3 Month
+ 1.10%), 2.28%, 01/25/31
(a)(b)
........ 1,750 1,691,848
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (LIBOR USD 3 Month + 1.14%),
2.20%, 07/02/35
(a)(b)
............... 850 825,060
OHA Loan Funding Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month + 1.15%),
2.21%, 01/19/37
(a)(b)
............... 1,250 1,204,657
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 11,738 11,555,685
Oportun Funding LLC, Series 2022-1, Class A,
3.25%, 06/15/29
(b)
................ 4,425 4,365,352
Oportun Issuance Trust
(b)
Series 2021-B, Class C, 3.65%, 05/08/31 370 346,672
Series 2021-C, Class A, 2.18%, 10/08/31 5,450 5,041,268
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 2.04%, 10/17/31 ... 3,300 3,220,878
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 2.17%, 01/17/31 ... 15,000 14,756,204
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (LIBOR USD
3 Month + 1.25%), 2.31%, 10/20/31
(a)(b)
.. 10,000 9,735,830
PCL Funding IV plc, Series 2020-1, Class C,
(SONIO/N + 2.20%), 3.26%, 09/15/24
(a)(d)
. GBP 230 279,811
PCL Funding V plc, Series 2021-1, Class C,
(SONIO/N + 1.70%), 2.76%, 10/15/25
(a)(d)
. 116 137,963
PCL Funding VI plc, Series 2022-1, Class B,
(SONIO/N + 3.10%), 0.00%, 07/15/26
(a)(d)
. 1,400 1,704,220
PFS Financing Corp.
(b)
Series 2020-F, Class A, 0.93%, 08/15/24 . USD 3,840 3,832,379
Series 2020-G, Class A, 0.97%, 02/15/26 6,800 6,455,443
Series 2021-A, Class A, 0.71%, 04/15/26 . 4,740 4,438,190
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3 Month CME Term SOFR + 1.95%),
3.98%, 07/25/34
(a)(b)
............... 7,000 6,982,500
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 2.87%,
07/25/51
(a)(b)
.................... USD 2,853 $ 2,803,040
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
.... 3,574 3,135,370
Rad CLO 15 Ltd., Series 2021-15A, Class A,
(LIBOR USD 3 Month + 1.09%), 1.34%,
01/20/34
(a)(b)
.................... 2,650 2,560,748
Recette CLO Ltd., Series 2015-1A, Class ARR,
(LIBOR USD 3 Month + 1.08%), 2.14%,
04/20/34
(a)(b)
.................... 10,000 9,644,109
Red & Black Auto Germany UG, Series 8,
Class C, (EURIBOR 1 Month + 0.95%),
0.41%, 09/15/30
(a)(d)
............... EUR 400 406,392
Red & Black Auto Italy Srl, Series 1, Class
D, (EURIBOR 1 Month + 2.85%), 2.30%,
12/28/31
(a)(d)
.................... 599 607,942
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . USD 2,430 2,307,349
Series 2021-2, Class A, 1.90%, 08/15/33 . 5,706 4,915,925
Series 2022-1, Class B, 3.71%, 03/15/32 . 1,050 981,170
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 2.25%, 10/20/30 ... 2,400 2,354,896
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 2.23%, 07/20/34 ... 10,750 10,411,542
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 2.19%, 07/15/35
(a)(b)
5,500 5,321,517
Santander Drive Auto Receivables Trust, Series
2020-2, Class C, 1.46%, 09/15/25 ..... 8,004 7,978,988
Satus plc
(a)(d)
Series 2021-1, Class D, (SONIO/N +
1.90%), 2.98%, 08/17/28 ......... GBP 200 238,576
Series 2021-1, Class E, (SONIO/N +
3.20%), 4.28%, 08/17/28 ......... 167 201,925
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 1.21%, 11/14/34 ........ EUR 2,795 2,900,095
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 1.96%, 11/14/34 ........ 1,147 1,187,794
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
.......... USD 1,966 1,812,975
Sesac Finance LLC, Series 2019-1, Class A2,
5.22%, 07/25/49
(b)
................ 2,976 2,857,843
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (LIBOR USD 3 Month + 1.15%), 2.19%,
07/15/31
(a)(b)
.................... 4,550 4,452,849
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1, (3 Month CME Term SOFR +
1.54%), 3.66%, 07/18/34
(a)
.......... 7,250 7,238,448
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (LIBOR USD 3 Month + 1.65%), 2.71%,
04/20/33
(a)(b)
.................... 2,500 2,350,515
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 2.30%,
07/20/30
(a)(b)
.................... 4,436 4,393,235
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 2.23%, 06/15/33 ... 785 763,757
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 2.16%, 03/15/24 ... 589 584,734
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 2.14%, 12/15/38 ... 6,749 6,515,940
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 2.16%, 06/15/39 ... 5,907 5,624,800

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 2.07%, 12/16/41 ... USD 4,001 $ 3,857,656
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 6.07%, 10/15/41
(a)(b)
......... 17,311 18,907,761
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 2.17%,
06/25/43
(a)
..................... 4,323 4,191,759
SMB Private Education Loan Trust
(b)
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 2.04%, 01/15/37
(a)
.. 6,181 6,053,300
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 2.15%, 09/15/37
(a)
.. 1,098 1,073,981
Series 2021-A, Class APL, 0.00%, 01/15/53 15,542 15,070,325
Series 2021-A, Class B, 2.31%, 01/15/53 3,930 3,578,673
Series 2021-B, Class A, 1.31%, 07/17/51 . 11,605 10,765,055
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... 6,823 6,168,165
Series 2021-C, Class D, 3.93%, 01/15/53 400 365,119
SoFi Professional Loan Program LLC
(b)
Series 2016-C, Class A2B, 2.36%, 12/27/32 94 93,821
Series 2016-D, Class A2B, 2.34%, 04/25/33 385 381,455
Series 2018-A, Class A2B, 2.95%, 02/25/42 2,415 2,379,053
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 2,658 2,616,651
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 1,861 1,833,939
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 9,415 9,025,484
Series 2021-A, Class AFX, 1.03%, 08/17/43 3,025 2,750,947
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month + 2.05%),
3.23%, 01/23/29
(a)(b)
............... 1,500 1,454,153
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
2.92%, 11/25/33
(a)
................ 144 141,225
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (LIBOR USD 3 Month + 1.06%),
2.12%, 07/20/32
(a)(b)
............... 5,650 5,512,167
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 6,197 5,752,928
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (EURIBOR
1 Month + 2.85%), 2.34%, 09/23/38
(a)(d)
.. EUR 900 921,510
Towd Point Mortgage Trust, Series 2016-4,
Class A1, 2.25%, 07/25/56
(a)(b)
........ USD 349 348,058
Toyota Auto Receivables Owner Trust, Series
2022-B, Class A3, 2.93%, 09/15/26 ..... 30,669 30,271,505
Transportation Finance Equipment Trust, Series
2019-1, Class A3, 1.85%, 04/24/23
(b)
.... 1,547 1,545,329
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 2.23%,
10/20/34
(a)(b)
.................... 9,500 9,125,606
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
2.44%, 10/18/31
(a)(b)
............... 1,250 1,289,321
Turbo Finance plc, Series 9, Class B,
(SONIO/N + 1.65%), 2.77%, 08/20/28
(a)(d)
. GBP 1,590 1,927,424
Upstart Pass-Through Trust
(b)
Series 2021-ST3, Class A, 2.00%, 05/20/27 USD 850 816,354
Series 2021-ST5, Class A, 2.00%, 07/20/27 111 105,508
Series 2021-ST7, Class A, 1.85%, 09/20/29 4,516 4,287,928
Series 2021-ST9, Class A, 1.70%, 11/20/29 3,252 3,003,735
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 ............. USD 5,411 $ 5,394,565
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ..... 25,048 24,002,574
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 0.95%), 1.99%, 04/17/30 ... 2,250 2,215,002
Series 2018-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.69%, 01/15/32 ... 750 734,070
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (LIBOR USD 3 Month + 0.98%),
2.04%, 07/20/30
(a)(b)
............... 2,950 2,900,815
Total Asset-Backed Securities — 18.7%
(Cost: $1,409,731,484) ........................... 1,366,565,080
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The), 2.20%, 02/04/26 ...... 4,800 4,326,555
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 473 420,970
4.13%, 04/15/29 ................. 492 431,730
L3Harris Technologies, Inc., 3.85%, 06/15/23 1,194 1,193,829
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
108 106,976
Raytheon Technologies Corp., 3.65%, 08/16/23 37 36,961
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 1,322 1,191,519
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 274 253,450
7.50%, 04/15/25 ................. 34 31,578
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 2,785 2,816,303
6.25%, 03/15/26
(b)
................ 4,833 4,657,804
6.38%, 06/15/26 ................. 65 60,775
7.50%, 03/15/27 ................. 117 110,379
4.63%, 01/15/29 ................. 158 127,193
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 598 602,407
16,368,429
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 930 786,678
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 1,985 2,054,277
5.50%, 04/20/26 ................. 2,034 1,868,358
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 3,006 2,596,458
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 480 430,176
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
1,032 1,014,249
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
110 113,126
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 842 799,998
Series 2020-1, Class A, 5.88%, 10/15/27 4,999 4,911,373
United Airlines, Inc., 4.38%, 04/15/26
(b)
.... 1,810 1,594,918
16,169,611
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 233 242,320
Aptiv plc, 2.40%, 02/18/25 ........... 7,610 7,267,547
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 2,580 2,555,361
6.25%, 05/15/26 ................. 1,642 1,580,425
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
EUR 2,240 2,295,352
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 344 355,755
Icahn Enterprises LP
4.75%, 09/15/24 ................. 365 340,657
6.38%, 12/15/25 ................. 485 458,475

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
6.25%, 05/15/26 ................. USD 112 $ 104,850
5.25%, 05/15/27 ................. 682 604,143
4.38%, 02/01/29 ................. 51 41,216
ZF Finance GmbH, 3.00%, 09/21/25
(d)
.... EUR 2,700 2,479,856
18,325,957
Automobiles — 1.0%
BMW Finance NV, 0.00%, 04/14/23
(d)
..... 6,120 6,369,227
General Motors Co., 5.40%, 10/02/23 .... USD 4,920 4,993,497
Hyundai Capital America, 1.65%, 09/17/26
(b)
8,000 7,054,613
Kia Corp., 1.75%, 10/16/26
(d)
.......... 1,460 1,315,679
Mercedes-Benz International Finance BV,
0.25%, 11/06/23
(d)
............... EUR 1,970 2,029,494
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26
(b)
.................... USD 21,000 18,168,568
Nissan Motor Co. Ltd.
3.04%, 09/15/23
(b)
................ 12,483 12,272,145
3.52%, 09/17/25
(b)
................ 10,047 9,505,745
2.65%, 03/17/26
(d)
................ EUR 2,440 2,387,489
4.35%, 09/17/27
(b)
................ USD 5,300 4,864,081
4.35%, 09/17/27
(d)
................ 1,496 1,372,956
Stellantis NV, 3.38%, 07/07/23
(d)
........ EUR 3,250 3,447,055
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. USD 500 436,969
74,217,518
Banks — 6.9%
ABQ Finance Ltd., 2.00%, 07/06/26
(d)
..... 1,390 1,264,900
Banco Bradesco SA, 2.85%, 01/27/23
(b)
... 19,500 19,369,594
Banco de Sabadell SA
(d)
0.88%, 07/22/25 ................. EUR 1,500 1,457,451
(EUR Swap Annual 1 Year + 0.97%),
0.63%, 11/07/25
(a)
.............. 1,900 1,868,083
(EUR Swap Annual 1 Year + 1.55%),
1.13%, 03/11/27
(a)
.............. 700 670,955
Banco do Brasil SA, 4.75%, 03/20/24
(d)
.... USD 920 916,435
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
708 555,780
Banco Santander SA
2.75%, 05/28/25 ................. 10,800 10,226,439
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 3,000 2,603,932
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
...... 1,334 1,169,334
Bank of America Corp.
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
................... 25,530 25,446,309
(SOFR + 0.67%), 1.84%, 02/04/25
(a)
... 15,810 15,240,213
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
... 16,700 15,450,690
(SOFR + 0.65%), 1.53%, 12/06/25
(a)
... 7,015 6,527,073
1.32%, 06/19/26 ................. 9,487 8,624,062
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 16,100 14,406,424
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 13,500 12,099,091
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
... 8,325 7,400,059
Banque Federative du Credit Mutuel SA
(d)
2.63%, 03/18/24 ................. EUR 500 530,869
0.75%, 06/08/26 ................. 1,700 1,657,247
Barclays plc
3.65%, 03/16/25 ................. USD 7,610 7,441,789
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 565 555,797
Citigroup, Inc.
(a)
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23 .................... 5,095 5,092,768
(SOFR + 0.67%), 0.98%, 05/01/25 ..... 13,490 12,637,824
(SOFR + 1.53%), 3.29%, 03/17/26 ..... 7,155 6,917,378
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 2.84%), 3.11%, 04/08/26 ..... USD 12,805 $ 12,292,228
(SOFR + 0.77%), 1.46%, 06/09/27 ..... 31,455 27,809,092
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(a)(d)
......... EUR 800 782,366
Credit Mutuel Arkea SA, 0.01%, 01/28/26
(d)
. 2,700 2,578,248
Danske Bank A/S
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
0.98%, 09/10/25 ............... USD 9,415 8,669,919
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ............... 20,650 18,481,009
First-Citizens Bank & Trust Co., (3 Month CME
Term SOFR + 3.83%), 3.93%, 06/19/24
(a)
. 4,726 4,695,651
HSBC Holdings plc, (SOFR + 1.43%), 3.00%,
03/10/26
(a)
.................... 7,360 7,005,542
ICICI Bank Ltd.
(d)
4.00%, 03/18/26 ................. 1,501 1,476,421
3.80%, 12/14/27 ................. 700 672,788
ING Groep NV
1.00%, 09/20/23
(d)
................ EUR 4,500 4,685,377
(EURIBOR 3 Month + 0.60%), 0.10%,
09/03/25
(a)(d)
.................. 1,700 1,678,932
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
... USD 4,530 4,044,531
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
630 598,500
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
................... 36,363 36,227,623
1.50%, 01/27/25
(d)
................ EUR 1,855 1,905,298
(SOFR + 0.54%), 0.82%, 06/01/25
(a)
... USD 12,000 11,214,034
(SOFR + 1.85%), 2.08%, 04/22/26
(a)
... 15,007 14,032,638
(SOFR + 1.32%), 4.08%, 04/26/26
(a)
... 5,250 5,184,516
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
.... 15,100 13,423,133
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
... 8,215 7,310,664
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25
(d)
785 778,782
KBC Group NV
(d)
1.13%, 01/25/24 ................. EUR 3,800 3,920,486
(EURIBOR 3 Month + 0.90%), 1.50%,
03/29/26
(a)
................... 3,000 3,021,655
(EUR Swap Annual 5 Year + 1.10%),
0.50%, 12/03/29
(a)
.............. 6,300 5,987,998
Mitsubishi UFJ Financial Group, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.30%), 4.08%, 04/19/28
(a)
USD 4,400 4,285,551
Mizuho Financial Group, Inc., 0.52%,
06/10/24
(d)
.................... EUR 4,565 4,633,735
NatWest Group plc
3.88%, 09/12/23 ................. USD 8,585 8,556,700
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 9,520 9,349,295
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27
(a)
.............. 12,340 10,819,060
NatWest Markets plc
0.13%, 06/18/26
(d)
................ EUR 4,200 3,931,744
1.60%, 09/29/26
(b)
................ USD 10,970 9,662,754
NongHyup Bank, 4.00%, 01/06/26
(d)
..... 950 949,610
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 13,684 12,156,607
Samba Funding Ltd., 2.90%, 01/29/27
(d)
... 2,300 2,168,900
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 2,947,803
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.08%), 3.37%, 01/05/24
(a)
3,715 3,697,701
Societe Generale SA, (EUR Swap Annual 5
Year + 0.90%), 1.38%, 02/23/28
(a)(d)
.... EUR 10,100 10,401,610

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 0.78%), 0.99%, 01/12/25
(a)(b)
....... USD 2,770 $ 2,615,006
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 8,100 7,213,365
Toronto-Dominion Bank (The), 0.38%,
04/25/24
(d)
.................... EUR 2,625 2,674,334
UniCredit SpA
6.95%, 10/31/22
(d)
................ 6,430 6,844,178
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
............. USD 4,475 4,003,101
Virgin Money UK plc, (EUR Swap Annual 1
Year + 0.85%), 0.38%, 05/27/24
(a)(d)
.... EUR 2,350 2,414,769
Wells Fargo & Co.
(a)
(SOFR + 1.32%), 3.91%, 04/25/26 ..... USD 9,540 9,382,450
(SOFR + 1.51%), 3.53%, 03/24/28 ..... 8,170 7,738,194
505,054,394
Beverages — 0.1%
Asahi Group Holdings Ltd.
(d)
0.01%, 04/19/24 ................. EUR 2,062 2,087,429
0.16%, 10/23/24 ................. 1,200 1,200,749
1.15%, 09/19/25 ................. 1,700 1,714,662
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 USD 410 316,546
Pernod Ricard SA, 0.00%, 10/24/23
(d)
.... EUR 3,600 3,708,108
9,027,494
Biotechnology — 0.3%
AbbVie, Inc.
1.50%, 11/15/23 ................. 5,760 6,013,054
1.25%, 06/01/24 ................. 1,305 1,343,620
3.20%, 05/14/26 ................. USD 9,845 9,483,480
2.95%, 11/21/26 ................. 7,815 7,405,076
24,245,230
Building Products — 0.0%
CRH Finland Services OYJ, 0.88%, 11/05/23
(d)
EUR 1,670 1,727,262
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... USD 243 233,280
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 111 91,246
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
1,094 924,682
2,976,470
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The), (SOFR +
0.57%), 3.43%, 06/13/25
(a)
.......... 11,830 11,734,802
Blackstone Private Credit Fund
(b)
3.25%, 03/15/27 ................. 15,000 12,726,324
4.00%, 01/15/29 ................. 8,995 7,370,925
Credit Suisse Group AG
(a)
(EUAMDB01 + 3.50%), 3.25%, 04/02/26
(d)
EUR 5,600 5,727,746
(SOFR + 0.98%), 1.31%, 02/02/27
(b)
... USD 12,265 10,542,209
Deutsche Bank AG
(a)
(SOFR + 1.13%), 1.45%, 04/01/25 ..... 7,780 7,270,070
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25
(d)
................... EUR 2,700 2,667,784
(SOFR + 1.32%), 2.55%, 01/07/28 ..... USD 13,645 11,811,239
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(d)
................... EUR 3,400 3,212,200
Goldman Sachs Group, Inc. (The)
(a)
(SOFR + 0.54%), 0.63%, 11/17/23 ..... USD 4,735 4,675,813
(SOFR + 0.51%), 0.66%, 09/10/24 ..... 4,800 4,592,429
(SOFR + 0.80%), 1.43%, 03/09/27 ..... 7,500 6,648,089
(SOFR + 0.91%), 1.95%, 10/21/27 ..... 2,905 2,571,077
(SOFR + 1.11%), 2.64%, 02/24/28 ..... 12,845 11,657,825
(SOFR + 1.85%), 3.62%, 03/15/28 ..... 5,825 5,512,900
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Huarong Finance Co. Ltd., 4.25%, 11/07/27
(d)
USD 2,231 $ 1,935,392
Intercontinental Exchange, Inc., 4.00%,
09/15/27 ..................... 9,358 9,206,924
Mirae Asset Securities Co. Ltd.
(d)
1.38%, 07/07/24 ................. 1,120 1,056,810
2.63%, 07/30/25 ................. 1,000 949,250
Morgan Stanley
(SOFR + 0.47%), 0.56%, 11/10/23
(a)
.... 10,000 9,885,901
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 20,515 20,109,982
(SOFR + 0.62%), 0.73%, 04/05/24
(a)
... 10,725 10,455,500
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... 4,555 4,539,141
(SOFR + 0.51%), 0.79%, 01/22/25
(a)
... 8,300 7,845,783
2.19%, 04/28/26 ................. 16,540 15,483,968
(SOFR + 1.00%), 2.48%, 01/21/28
(a)
... 9,310 8,463,180
OMERS Finance Trust, 1.10%, 03/26/26
(b)
.. 17,380 16,004,516
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 1,089 1,078,995
UBS AG, 0.75%, 04/21/23
(d)
.......... EUR 4,405 4,608,049
UBS Group AG
(a)
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... USD 5,810 5,807,965
(EUR Swap Annual 1 Year + 0.55%),
0.25%, 01/29/26
(d)
.............. EUR 2,640 2,578,803
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. USD 7,780 6,808,144
Volvo Treasury AB, 0.00%, 02/11/23
(d)
.... EUR 940 980,857
XP, Inc., 3.25%, 07/01/26
(b)
........... USD 1,322 1,158,006
237,678,598
Chemicals — 0.8%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 865 814,180
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 200 160,225
Arkema SA, 0.13%, 10/14/26
(d)
......... EUR 800 760,659
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,281 1,151,107
3.38%, 02/15/29 ................. 303 247,360
BASF SE
(d)
2.00%, 12/05/22 ................. EUR 4,520 4,771,814
0.10%, 06/05/23 ................. 3,500 3,628,286
Covestro AG, 0.88%, 02/03/26
(d)
........ 1,430 1,366,455
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 2,133 1,760,002
Equate Petrochemical BV
4.25%, 11/03/26
(b)
................ 552 540,960
4.25%, 11/03/26
(d)
................ 2,277 2,231,460
2.63%, 04/28/28
(b)
................ 306 270,045
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 148 137,270
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,571 1,563,145
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 696 578,237
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 36,336 32,780,675
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 3,841 3,475,573
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 231 219,565
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 391 340,749
5.50%, 03/18/31 ................. 669 511,450
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 330 264,000
SPCM SA, 3.13%, 03/15/27
(b)
......... 200 168,468
WR Grace Holdings LLC, 4.88%, 06/15/27
(b)
1,548 1,347,132
59,088,817

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
ADT Security Corp. (The), 4.13%, 06/15/23 . USD 246 $ 241,631
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 3,362 3,085,072
4.63%, 06/01/28 ................. 1,959 1,603,866
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 486 450,717
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 1,225 1,173,728
6.38%, 05/01/25 ................. 2,194 2,146,500
5.00%, 02/01/28 ................. 410 371,546
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 40 38,489
Garda World Security Corp., 4.63%, 02/15/27
(b)
240 206,400
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 226 213,281
3.75%, 08/01/25 ................. 181 167,877
5.13%, 12/15/26 ................. 2,545 2,433,783
4.00%, 08/01/28 ................. 119 98,175
3.50%, 09/01/28 ................. 392 336,140
GLP China Holdings Ltd.
(d)
4.97%, 02/26/24 ................. 1,475 1,464,214
2.95%, 03/29/26 ................. 990 889,020
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 303 253,914
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 179 174,972
5.75%, 04/15/26 ................. 1,084 1,010,830
3.38%, 08/31/27 ................. 221 182,049
6.25%, 01/15/28 ................. 138 115,450
16,657,654
Communications Equipment — 0.1%
(b)
Avaya, Inc., 6.13%, 09/15/28 .......... 925 603,562
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 628 543,220
CommScope, Inc.
6.00%, 03/01/26 ................. 1,255 1,155,893
8.25%, 03/01/27 ................. 36 28,458
ViaSat, Inc., 5.63%, 04/15/27 ......... 2,024 1,750,065
4,081,198
Construction & Engineering — 0.1%
Cellnex Finance Co. SA, 2.25%, 04/12/26
(d)
. EUR 2,300 2,242,057
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
. 6,045 6,043,606
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
USD 2,080 1,903,200
10,188,863
Construction Materials — 0.0%
Holcim Finance Luxembourg SA, 0.13%,
07/19/27
(d)
.................... EUR 1,900 1,716,249
Consumer Finance — 2.5%
AerCap Ireland Capital DAC
2.88%, 08/14/24 ................. USD 9,600 9,144,944
2.45%, 10/29/26 ................. 10,210 8,890,488
American Express Co., 2.55%, 03/04/27 ... 13,000 12,113,022
Capital One Financial Corp.
(a)
(SOFR + 1.29%), 2.64%, 03/03/26 ..... 17,510 16,532,423
(SOFR + 0.86%), 1.88%, 11/02/27 ..... 7,010 6,148,243
(SOFR + 2.06%), 4.93%, 05/10/28 ..... 11,725 11,612,232
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 102 84,675
CDBL Funding 1, 3.50%, 10/24/27
(d)
..... 1,500 1,436,100
FCA Bank SpA
(d)
0.50%, 09/18/23 ................. EUR 2,474 2,557,058
0.13%, 11/16/23 ................. 810 829,695
0.00%, 04/16/24 ................. 1,250 1,263,382
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. USD 357 354,408
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.37%, 11/17/23 ................. USD 22,661 $ 22,073,853
3.81%, 01/09/24 ................. 1,213 1,176,849
5.13%, 06/16/25 ................. 979 934,867
4.13%, 08/04/25 ................. 370 350,458
3.38%, 11/13/25 ................. 221 199,004
2.70%, 08/10/26 ................. 3,218 2,742,219
4.27%, 01/09/27 ................. 408 365,942
4.95%, 05/28/27 ................. 400 371,500
4.13%, 08/17/27 ................. 200 176,100
3.82%, 11/02/27 ................. 400 340,000
2.90%, 02/16/28 ................. 627 505,212
General Motors Financial Co., Inc.
4.00%, 01/15/25 ................. 3,800 3,745,241
0.85%, 02/26/26
(d)
................ EUR 6,700 6,283,765
1.50%, 06/10/26 ................. USD 11,100 9,683,881
2.35%, 02/26/27 ................. 16,600 14,621,208
Hyundai Capital Services, Inc., 3.63%,
08/29/27
(d)
.................... 1,600 1,546,800
Navient Corp.
7.25%, 09/25/23 ................. 38 37,597
6.13%, 03/25/24 ................. 181 171,613
6.75%, 06/15/26 ................. 146 129,210
OneMain Finance Corp.
6.88%, 03/15/25 ................. 510 483,358
7.13%, 03/15/26 ................. 250 231,057
3.50%, 01/15/27 ................. 632 505,600
6.63%, 01/15/28 ................. 800 715,008
SLM Corp., 3.13%, 11/02/26 .......... 210 169,567
Synchrony Financial
4.88%, 06/13/25 ................. 8,078 7,987,587
4.50%, 07/23/25 ................. 12,244 11,912,426
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
.................... EUR 1,960 1,892,642
Volkswagen Bank GmbH
(d)
1.88%, 01/31/24 ................. 7,000 7,287,836
2.50%, 07/31/26 ................. 2,300 2,334,376
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
.................... 2,270 2,048,120
Volkswagen Leasing GmbH
(d)
1.00%, 02/16/23 ................. 9,800 10,270,670
0.38%, 07/20/26 ................. 1,020 951,391
183,211,627
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. USD 1,694 1,676,602
3.25%, 09/01/28 ................. 200 170,714
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
.................... 831 704,032
Ball Corp., 5.25%, 07/01/25 .......... 12,214 12,222,428
Canpack SA, 3.13%, 11/01/25
(b)
........ 471 420,662
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 550 516,797
Crown Americas LLC
4.75%, 02/01/26 ................. 758 721,328
4.25%, 09/30/26 ................. 280 258,300
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 165 168,549
Graphic Packaging International LLC
4.88%, 11/15/22 ................. 389 389,496
3.50%, 03/15/28
(b)
................ 188 161,683
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 709 539,726
LABL, Inc., 5.88%, 11/01/28
(b)
......... 333 268,873
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 1,783 1,702,765
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 2,157 1,821,047

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sealed Air Corp.
(b)
5.13%, 12/01/24 ................. USD 5,330 $ 5,290,025
4.00%, 12/01/27 ................. 595 536,399
SIG Combibloc PurchaseCo SARL, 2.13%,
06/18/25
(d)
.................... EUR 1,295 1,291,520
Silgan Holdings, Inc., 4.13%, 02/01/28 .... USD 41 36,766
Sonoco Products Co., 2.25%, 02/01/27 ... 6,640 5,972,049
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... 2,699 2,549,772
37,419,533
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
............ 66 56,530
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 ... 984 974,160
Sotheby's, 7.38%, 10/15/27 ........... 1,689 1,565,320
2,539,480
Diversified Financial Services — 0.4%
China Great Wall International Holdings VI Ltd.,
4.25%, 04/28/25
(d)
............... 400 374,000
Doha Finance Ltd., 2.38%, 03/31/26
(d)
.... 670 617,673
Far East Horizon Ltd., 4.25%, 10/26/26
(d)
.. 600 539,175
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 396 325,710
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 16,891 15,165,655
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 300 267,000
Ocean Laurel Co. Ltd., 2.38%, 10/20/25
(d)
.. 2,020 1,835,352
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 286 185,596
PSA Banque France SA, 0.00%, 01/22/25
(d)
. EUR 2,100 2,059,177
REC Ltd.
(d)
2.25%, 09/01/26 ................. USD 575 515,092
3.88%, 07/07/27 ................. 1,881 1,777,310
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 363 349,769
7.38%, 09/01/25 ................. 270 250,425
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 843 746,046
Siemens Financieringsmaatschappij NV,
0.38%, 09/06/23
(d)
............... EUR 5,710 5,931,496
30,939,476
Diversified Telecommunication Services — 1.1%
Altice France SA
(b)
8.13%, 02/01/27 ................. USD 1,270 1,168,895
5.50%, 01/15/28 ................. 2,424 1,953,405
5.13%, 01/15/29 ................. 404 306,075
AT&T, Inc.
1.05%, 09/05/23 ................. EUR 3,815 3,988,694
1.70%, 03/25/26 ................. USD 20,165 18,424,303
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 2,078 1,961,113
5.00%, 02/01/28 ................. 1,962 1,810,337
5.38%, 06/01/29 ................. 635 567,588
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 685 582,647
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 654 588,013
5.00%, 05/01/28 ................. 521 442,850
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 973 875,671
7.00%, 10/15/28 ................. 425 369,723
Level 3 Financing, Inc.
5.25%, 03/15/26 ................. 1,016 957,580
3.40%, 03/01/27
(b)
................ 152 130,922
4.25%, 07/01/28
(b)
................ 982 786,827
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.63%, 01/15/29
(b)
................ USD 17 $ 13,108
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 280 245,000
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... 1,452 1,438,401
Series Y, 7.50%, 04/01/24 .......... 479 472,414
5.13%, 12/15/26
(b)
................ 2,586 2,176,947
4.00%, 02/15/27
(b)
................ 1,335 1,129,076
Sprint Capital Corp., 6.88%, 11/15/28 ..... 16 16,824
Switch Ltd., 3.75%, 09/15/28
(b)
......... 949 938,703
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 1,555 1,494,122
Verizon Communications, Inc.
2.63%, 08/15/26 ................. 7,955 7,515,715
2.10%, 03/22/28 ................. 27,460 24,390,565
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
4,364 3,620,331
78,365,849
Electric Utilities — 1.5%
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,090,823
E.ON International Finance BV
(d)
0.75%, 11/30/22 ................. EUR 1,150 1,205,191
1.00%, 04/13/25 ................. 300 302,871
Enel Finance International NV
0.00%, 06/17/24
(d)
................ 5,190 5,240,930
1.38%, 07/12/26
(b)
................ USD 8,840 7,751,283
ESB Finance DAC, 3.49%, 01/12/24
(d)
.... EUR 2,185 2,353,678
Eversource Energy, 2.90%, 03/01/27 ..... USD 9,700 9,105,685
Exelon Corp., 2.75%, 03/15/27
(b)
........ 3,455 3,229,687
FirstEnergy Corp., Series B, 4.40%, 07/15/27
(c)
2,577 2,430,704
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
.. 441 419,501
Korea Western Power Co. Ltd., 4.13%,
06/28/25
(d)
.................... 475 476,519
NextEra Energy Capital Holdings, Inc., 1.88%,
01/15/27 ..................... 8,578 7,736,640
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 744 711,710
NRG Energy, Inc., 6.63%, 01/15/27 ...... 493 482,833
Pacific Gas & Electric Co.
1.37%, 03/10/23 ................. 30,545 30,076,105
3.45%, 07/01/25 ................. 4,820 4,532,573
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 409 355,830
Southern Co. (The), 4.48%, 08/01/24
(c)
.... 13,550 13,601,687
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 5,823 5,778,539
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27 ..................... 5,695 5,636,363
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
1,358 1,276,873
110,796,025
Electrical Equipment — 0.1%
Schneider Electric SE, 0.25%, 09/09/24
(d)
.. EUR 2,900 2,944,674
Sensata Technologies BV
(b)
5.63%, 11/01/24 ................. USD 339 334,647
5.00%, 10/01/25 ................. 838 804,480
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 1,155 937,768
5,021,569
Electronic Equipment, Instruments & Components — 0.3%
AAC Technologies Holdings, Inc., 2.63%,
06/02/26
(d)
.................... 720 625,565
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26
(d)
.................... EUR 2,645 2,584,835
CDW LLC, 4.13%, 05/01/25 .......... USD 16,000 15,560,000
18,770,400

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.88%, 04/01/27
(b)
... USD 1,568 $ 1,429,812
Halliburton Co., 3.80%, 11/15/25 ....... 158 156,428
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 678 644,100
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,913 2,649,956
6.88%, 09/01/27 ................. 88 78,100
Weatherford International Ltd., 6.50%,
09/15/28
(b)
.................... 29 26,028
4,984,424
Entertainment — 0.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 590 460,200
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 65 62,075
6.50%, 05/15/27 ................. 1,221 1,200,756
4.75%, 10/15/27 ................. 356 315,601
3.75%, 01/15/28 ................. 840 724,500
Netflix, Inc., 4.38%, 11/15/26 .......... 10,000 9,635,100
12,398,232
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.
2.40%, 03/15/25 ................. 4,355 4,115,618
1.30%, 09/15/25 ................. 2,245 2,032,450
1.60%, 04/15/26 ................. 18,365 16,413,259
1.45%, 09/15/26 ................. 8,800 7,696,495
0.45%, 01/15/27 ................. EUR 4,705 4,294,498
0.40%, 02/15/27 ................. 6,320 5,702,441
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 245 203,163
Crown Castle International Corp., 1.35%,
07/15/25 ..................... 11,410 10,429,310
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 200 170,800
Digital Dutch Finco BV, 0.63%, 07/15/25
(d)
.. EUR 6,335 6,112,641
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 129 127,226
Equinix, Inc.
1.25%, 07/15/25 ................. 16,230 14,743,980
1.45%, 05/15/26 ................. 8,813 7,822,928
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26
(d)
380 365,834
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 392 327,591
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 238 204,680
Healthpeak Properties, Inc., 1.35%, 02/01/27 4,255 3,728,122
Merlin Properties Socimi SA, 1.88%, 11/02/26
(d)
EUR 3,800 3,735,576
MPT Operating Partnership LP, 5.25%,
08/01/26 ..................... USD 882 832,987
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ..................... 1,400 1,394,529
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 655 581,057
4.50%, 02/15/29
(b)
................ 280 237,412
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 143,850
SBA Communications Corp., 3.88%, 02/15/27 2,043 1,864,830
Service Properties Trust, 7.50%, 09/15/25 .. 83 76,049
Simon International Finance SCA, 1.38%,
11/18/22
(d)
.................... EUR 2,510 2,634,037
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... USD 745 700,905
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 634 521,395
VICI Properties LP, 4.38%, 05/15/25 ..... 8,105 7,915,984
105,129,647
Food & Staples Retailing — 0.3%
(b)
7-Eleven, Inc., 0.80%, 02/10/24 ........ 21,469 20,340,826
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 907 789,952
4.63%, 01/15/27 ................. 870 777,189
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... USD 462 $ 427,694
US Foods, Inc.
6.25%, 04/15/25 ................. 452 450,870
4.75%, 02/15/29 ................. 54 47,206
22,833,737
Food Products — 0.3%
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(d)
.................... 1,000 934,930
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(d)
.................... 1,010 890,850
Chobani LLC, 4.63%, 11/15/28
(b)
........ 816 689,520
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 355 343,462
General Mills, Inc., 0.45%, 01/15/26 ..... EUR 1,420 1,382,795
Kraft Heinz Foods Co., 3.88%, 05/15/27 ... USD 12,290 11,885,055
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
760 715,244
Louis Dreyfus Co. Finance BV, 2.38%,
11/27/25
(d)
.................... EUR 3,500 3,539,268
Post Holdings, Inc., 5.75%, 03/01/27
(b)
.... USD 88 85,250
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 500 422,700
Viterra Finance BV, 0.38%, 09/24/25
(d)
.... EUR 3,350 3,139,278
24,028,352
Gas Utilities — 0.1%
ONE Gas, Inc., 1.10%, 03/11/24 ........ USD 8,375 7,977,978
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 360 288,225
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
EUR 900 906,078
Snam SpA, 0.00%, 08/15/25
(d)
......... 1,400 1,357,776
10,530,057
Health Care Equipment & Supplies — 0.2%
American Medical Systems Europe BV, 1.38%,
03/08/28 ..................... 3,191 3,054,417
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. USD 841 770,945
Becton Dickinson and Co.
1.40%, 05/24/23 ................. EUR 1,325 1,387,578
0.03%, 08/13/25 ................. 2,460 2,387,322
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ..................... 1,935 1,903,683
Medline Borrower LP, 3.88%, 04/01/29
(b)
... USD 619 527,209
Medtronic Global Holdings SCA
0.00%, 12/02/22 ................. EUR 400 418,764
0.38%, 03/07/23 ................. 4,330 4,527,141
0.00%, 10/15/25 ................. 2,380 2,317,358
Teleflex, Inc., 4.63%, 11/15/27 ......... USD 20 18,450
17,312,867
Health Care Providers & Services — 0.8%
Centene Corp., 2.45%, 07/15/28 ........ 2,782 2,320,299
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 1,344 1,223,967
5.63%, 03/15/27 ................. 353 298,769
CVS Health Corp.
3.63%, 04/01/27 ................. 4,946 4,818,067
1.30%, 08/21/27 ................. 4,800 4,135,945
Fresenius Finance Ireland plc, 0.00%,
10/01/25
(d)
.................... EUR 2,830 2,695,152
HCA, Inc.
5.38%, 02/01/25 ................. USD 14,000 13,926,640
5.25%, 04/15/25 ................. 7,000 7,010,889
5.88%, 02/15/26 ................. 11,013 11,069,497
5.38%, 09/01/26 ................. 3,827 3,794,796
Legacy LifePoint Health LLC, 6.75%,
04/15/25
(b)
.................... 478 462,040
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 209 192,280
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 921 822,703

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ USD 2,185 $ 2,011,201
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 605 516,367
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 124 119,007
4.63%, 09/01/24
(b)
................ 1,518 1,457,280
4.88%, 01/01/26
(b)
................ 1,272 1,170,240
6.25%, 02/01/27
(b)
................ 87 80,076
4.63%, 06/15/28
(b)
................ 372 323,930
58,449,145
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 1,317 1,246,014
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 983 988,726
3.88%, 01/15/28 ................. 266 230,867
4.38%, 01/15/28 ................. 1,135 992,330
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 46 38,642
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 3,564,042
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
USD 2,955 2,847,822
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 1,005 961,092
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 908 903,887
7.63%, 03/01/26 ................. 65 50,345
5.75%, 03/01/27 ................. 1,482 1,070,419
9.88%, 08/01/27 ................. 530 516,750
4.00%, 08/01/28 ................. 980 803,600
6.00%, 05/01/29 ................. 289 203,054
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 597 579,090
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,039 1,937,050
4.75%, 01/15/28 ................. 84 74,760
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
506 431,365
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 1,796 1,760,080
3.75%, 05/01/29 ................. 101 85,663
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,800 1,695,843
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 257 230,393
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
310 265,825
MGM Resorts International, 5.75%, 06/15/25 237 225,742
Powdr Corp., 6.00%, 08/01/25
(b)
........ 557 552,823
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 246 215,250
Royal Caribbean Cruises Ltd.
(b)
9.13%, 06/15/23 ................. 294 290,754
5.50%, 08/31/26 ................. 310 230,175
5.38%, 07/15/27 ................. 385 279,845
5.50%, 04/01/28 ................. 22 15,290
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
730 739,001
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 333 281,255
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 244 243,700
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 533 456,509
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
877 853,549
24,615,538
Household Durables — 0.4%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
277 244,890
DR Horton, Inc., 1.30%, 10/15/26 ....... 4,140 3,576,424
KB Home, 7.63%, 05/15/23 ........... 15,000 15,180,316
Meritage Homes Corp., 5.13%, 06/06/27 ... 507 464,077
Newell Brands, Inc., 4.45%, 04/01/26
(c)
.... 8,000 7,620,100
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
847 825,825
PulteGroup, Inc., 5.00%, 01/15/27 ....... 781 780,924
Security
Par (000)
Par (000) Value
Household Durables (continued)
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... USD 207 $ 190,794
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 604 486,546
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 565 493,891
29,863,787
Household Products — 0.0%
(b)
Energizer Holdings, Inc., 6.50%, 12/31/27 .. 165 144,581
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 ..................... 605 508,200
652,781
Independent Power and Renewable Electricity Producers
— 0.1%
(b)
Alexander Funding Trust, 1.84%, 11/15/23 . 8,395 8,037,399
Calpine Corp., 5.25%, 06/01/26 ........ 651 618,450
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 459 412,954
Colbun SA, 3.15%, 01/19/32 .......... 765 614,524
India Cleantech Energy, 4.70%, 08/10/26 .. 433 344,400
10,027,727
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 300 290,625
CITIC Ltd., 3.88%, 02/28/27
(d)
......... 1,800 1,775,588
2,066,213
Insurance — 0.4%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
.................... 3,694 3,197,417
American International Group, Inc., 1.88%,
06/21/27 ..................... EUR 3,300 3,268,897
Aon Corp., 2.85%, 05/28/27 .......... USD 6,710 6,293,176
Guoren Property & Casualty Insurance Co.
Ltd., 3.35%, 06/01/26
(d)
............ 855 790,362
Met Tower Global Funding, 3.70%, 06/13/25
(b)
12,000 11,901,959
NFP Corp., 4.88%, 08/15/28
(b)
......... 2,094 1,793,448
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26
(d)
............... 1,400 1,263,500
28,508,759
Interactive Media & Services — 0.2%
Baidu, Inc.
2.88%, 07/06/22 ................. 8,205 8,203,359
3.63%, 07/06/27 ................. 1,200 1,154,544
Tencent Holdings Ltd., 3.60%, 01/19/28
(d)
.. 1,720 1,636,201
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 887 836,224
11,830,328
Internet & Direct Marketing Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 216 164,462
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 80 67,447
Match Group Holdings II LLC, 4.63%, 06/01/28 949 860,364
1,092,273
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 507 420,719
Block, Inc., 2.75%, 06/01/26
(b)
......... 695 616,625
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
776 686,760
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 634 548,410
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
694 574,285
Capgemini SE, 0.63%, 06/23/25
(d)
....... EUR 2,400 2,386,434
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 686 629,888
Global Payments, Inc.
1.20%, 03/01/26 ................. 20,200 17,794,750
2.15%, 01/15/27 ................. 2,570 2,281,035
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 269 215,143

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 355 $ 292,361
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 200 188,147
VeriSign, Inc., 5.25%, 04/01/25 ........ 1,523 1,530,947
28,165,504
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 319 286,561
Danaher Corp., 1.70%, 03/30/24 ....... EUR 1,600 1,677,223
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
USD 347 308,830
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 797 674,922
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 2,665,357
5,612,893
Machinery — 0.3%
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... USD 2,740 2,461,963
EnPro Industries, Inc., 5.75%, 10/15/26 ... 156 150,540
Highland Holdings SARL, 0.32%, 12/15/26 . EUR 1,610 1,506,315
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. 5,360 5,386,714
KION Group AG, 1.63%, 09/24/25
(d)
...... 1,300 1,285,596
Parker-Hannifin Corp., 2.70%, 06/14/24 ... USD 2,115 2,063,919
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
372 358,050
Titan International, Inc., 7.00%, 04/30/28 .. 59 55,425
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,786 1,592,335
Traton Finance Luxembourg SA
(d)
0.00%, 06/14/24 ................. EUR 2,400 2,396,102
0.13%, 11/10/24 ................. 2,200 2,174,746
0.13%, 03/24/25 ................. 4,100 3,985,736
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 303 231,795
23,649,236
Media — 0.9%
Altice Financing SA, 5.00%, 01/15/28
(b)
.... 1,487 1,198,284
AMC Networks, Inc., 5.00%, 04/01/24 .... 304 294,473
Charter Communications Operating LLC,
4.91%, 07/23/25 ................ 17,480 17,520,554
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,103 1,025,790
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 2,617 2,209,612
CSC Holdings LLC, 5.25%, 06/01/24 ..... 3,130 2,926,550
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 584 498,193
DISH DBS Corp.
5.88%, 07/15/22 ................. 548 544,893
5.00%, 03/15/23 ................. 601 572,014
5.25%, 12/01/26
(b)
................ 2,567 2,012,117
5.75%, 12/01/28
(b)
................ 534 395,379
GCI LLC, 4.75%, 10/15/28
(b)
.......... 150 129,967
Informa plc
(d)
1.50%, 07/05/23 ................. EUR 5,000 5,147,866
2.13%, 10/06/25 ................. 9,855 10,008,591
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... USD 976 910,442
MMS USA Holdings, Inc., 0.63%, 06/13/25
(d)
EUR 3,300 3,255,997
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
USD 842 735,697
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 2,428 2,093,616
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
.................... 542 456,974
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 1,244 1,109,934
5.00%, 08/01/27 ................. 950 881,144
4.00%, 07/15/28 ................. 577 499,105
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 176,480
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... 537 511,283
Security
Par (000)
Par (000) Value
Media (continued)
Videotron Ltd., 5.13%, 04/15/27
(b)
....... USD 1,052 $ 979,054
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 1,699 1,405,870
WPP Finance 2013, 3.00%, 11/20/23
(d)
.... EUR 3,960 4,183,421
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 931 823,935
62,507,235
Metals & Mining — 0.3%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 455 380,494
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 505 392,006
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 422 411,578
6.13%, 02/15/28 ................. 332 310,015
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 1,876 1,740,825
Carpenter Technology Corp., 6.38%, 07/15/28 40 35,704
Constellium SE
(b)
5.88%, 02/15/26 ................. 1,535 1,433,153
5.63%, 06/15/28 ................. 1,428 1,277,692
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,130 828,643
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
.................... 1,060 1,061,193
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 685 540,636
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
. 1,165 969,886
Mineral Resources Ltd., 8.00%, 11/01/27
(b)
. 126 122,850
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 533 463,710
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 909 839,859
Novelis Corp., 3.25%, 11/15/26
(b)
....... 2,721 2,299,993
Nucor Corp.
2.00%, 06/01/25 ................. 1,245 1,171,592
4.30%, 05/23/27 ................. 8,835 8,801,511
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 765 723,634
23,804,974
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 528 522,060
4.38%, 01/15/27 ................. 94 81,598
603,658
Multi-Utilities — 0.2%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 1,120 1,140,605
Engie SA, 0.38%, 02/28/23
(d)
.......... 3,600 3,759,076
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
............... 1,490 1,476,275
National Grid North America, Inc., 0.41%,
01/20/26
(d)
.................... 2,120 2,033,587
Sempra Energy, 3.30%, 04/01/25 ....... USD 6,745 6,589,654
14,999,197
Oil, Gas & Consumable Fuels — 2.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 1,203 1,169,015
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 ................. 319 318,646
5.75%, 03/01/27 ................. 599 557,070
5.75%, 01/15/28 ................. 48 43,700
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 136 143,820
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
385 317,057
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
484 457,462
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27
(d)
.................... 2,166 2,106,841
Buckeye Partners LP
(b)
4.13%, 03/01/25 ................. 383 354,593
4.50%, 03/01/28 ................. 479 403,377
Callon Petroleum Co.
6.38%, 07/01/26 ................. 138 127,305
8.00%, 08/01/28
(b)
................ 1,219 1,170,971

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... USD 606 $ 575,479
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 2,075 1,868,683
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
119 113,321
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 122 109,495
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 18 16,816
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
.................... 533 506,688
Comstock Resources, Inc., 6.75%, 03/01/29
(b)
594 531,885
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 370 288,478
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 1,213 1,103,830
CrownRock LP, 5.63%, 10/15/25
(b)
...... 2,047 1,924,180
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 326 308,478
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 1,148 984,410
4.39%, 11/30/46 ................. 1,328 1,039,213
Enbridge, Inc.
2.50%, 01/15/25 ................. 1,710 1,645,366
2.50%, 02/14/25 ................. 9,460 9,080,799
Endeavor Energy Resources LP, 6.63%,
07/15/25
(b)
.................... 568 570,784
Energy Transfer LP
3.45%, 01/15/23 ................. 8,080 8,055,510
3.60%, 02/01/23 ................. 2,900 2,891,761
4.25%, 03/15/23 ................. 35,795 35,776,514
5.88%, 01/15/24 ................. 10,825 11,037,430
4.50%, 04/15/24 ................. 1,433 1,433,654
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 423 388,004
5.38%, 06/01/29 ................. 29 25,381
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 382 355,592
4.85%, 07/15/26 ................. 570 525,825
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 259 248,298
4.13%, 12/01/26 ................. 193 166,704
6.50%, 07/01/27
(b)
................ 371 344,956
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(d)
.................... 1,672 1,360,917
GNL Quintero SA, 4.63%, 07/31/29
(d)
..... 860 825,324
GS Caltex Corp., 4.50%, 01/05/26
(d)
..... 900 897,401
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 41 39,841
Hanwha Energy USA Holdings Corp., 4.13%,
07/05/25
(d)
.................... 625 627,194
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(d)
.................... 1,471 1,411,057
India Green Energy Holdings
5.38%, 04/29/24
(d)
................ 800 748,000
5.38%, 04/29/24
(b)
................ 500 467,500
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 540 386,640
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
.. 975 959,968
Matador Resources Co., 5.88%, 09/15/26 .. 1,894 1,820,664
MPLX LP, 3.50%, 12/01/22 ........... 4,885 4,882,580
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 1,461 1,380,645
6.50%, 09/30/26 ................. 868 786,201
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
279 251,100
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
806 759,655
NuStar Logistics LP, 5.75%, 10/01/25 ..... 534 499,290
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 174 179,220
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.00%, 07/15/25 ................. USD 34 $ 35,785
5.88%, 09/01/25 ................. 110 109,521
5.50%, 12/01/25 ................. 1,163 1,145,555
5.55%, 03/15/26 ................. 1,835 1,822,210
8.50%, 07/15/27 ................. 2,016 2,218,447
Oil India International Pte. Ltd., 4.00%,
04/21/27
(d)
.................... 1,458 1,400,865
ONGC Videsh Vankorneft Pte. Ltd., 3.75%,
07/27/26
(d)
.................... 1,481 1,425,740
Parkland Corp., 5.88%, 07/15/27
(b)
...... 283 256,823
PDC Energy, Inc., 5.75%, 05/15/26 ...... 235 219,215
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 4,255 4,147,080
1.13%, 01/15/26 ................. 6,380 5,700,566
PTTEP Treasury Center Co. Ltd., 2.59%,
06/10/27
(d)
.................... 1,950 1,808,294
Puma International Financing SA, 5.13%,
10/06/24
(d)
.................... 295 266,975
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 501 500,785
Sabine Pass Liquefaction LLC, 5.75%,
05/15/24 ..................... 5,967 6,085,383
Santos Finance Ltd., 4.13%, 09/14/27
(d)
... 1,453 1,364,049
Sinopec Group Overseas Development Ltd.,
3.63%, 04/12/27
(d)
............... 1,690 1,679,978
SK Battery America, Inc., 2.13%, 01/26/26
(d)
1,489 1,331,821
SM Energy Co.
5.63%, 06/01/25 ................. 65 61,425
6.75%, 09/15/26 ................. 179 168,862
6.63%, 01/15/27 ................. 15 14,025
6.50%, 07/15/28 ................. 236 217,050
Southwestern Energy Co., 5.95%, 01/23/25
(c)
9 8,891
Sunoco LP, 6.00%, 04/15/27 .......... 54 51,483
Tallgrass Energy Partners LP, 6.00%,
03/01/27
(b)
.................... 46 41,055
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
1,404 1,325,683
Western Midstream Operating LP
3.95%, 06/01/25 ................. 742 700,263
4.65%, 07/01/26 ................. 901 849,192
4.75%, 08/15/28 ................. 710 648,670
142,976,279
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ..................... 704 528,880
Personal Products — 0.4%
GSK Consumer Healthcare Capital NL BV,
1.25%, 03/29/26
(d)
............... EUR 1,130 1,135,248
GSK Consumer Healthcare Capital UK plc,
3.13%, 03/24/25
(b)
............... USD 26,200 25,514,978
26,650,226
Pharmaceuticals — 0.3%
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 ................. 140 103,439
6.13%, 02/01/27 ................. 78 66,300
Bayer AG, 0.05%, 01/12/25
(d)
.......... EUR 2,900 2,867,780
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
. 2,600 2,592,022
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... USD 248 233,450
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 200 177,903
Merck Financial Services GmbH, 0.01%,
12/15/23
(d)
.................... EUR 4,500 4,633,485
Organon & Co., 4.13%, 04/30/28
(b)
...... USD 1,286 1,138,110
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 582 407,429
Roche Holdings, Inc., 2.31%, 03/10/27
(b)
... 9,525 8,916,130

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. USD 210 $ 203,871
21,339,919
Professional Services — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 408 314,160
Real Estate Management & Development — 0.4%
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 1,025 928,778
China Aoyuan Group Ltd.
(d)(e)(f)
6.35%, 02/08/24 ................. 1,000 80,000
5.98%, 08/18/25 ................. 1,000 94,875
6.20%, 03/24/26 ................. 834 66,720
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(d)
...... 550 493,556
Fantasia Holdings Group Co. Ltd.
(d)(e)(f)
10.88%, 01/09/23 ................ 1,167 96,278
11.88%, 06/01/23 ................ 667 55,027
9.25%, 07/28/23 ................. 667 55,028
9.88%, 10/19/23 ................. 333 27,472
Heimstaden Bostad Treasury BV, 0.25%,
10/13/24
(d)
.................... EUR 3,070 2,925,367
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
USD 549 459,788
Hysan MTN Ltd., 2.88%, 06/02/27
(d)
...... 1,933 1,826,443
Longfor Group Holdings Ltd.
(d)
3.90%, 04/16/23 ................. 950 931,000
3.38%, 04/13/27 ................. 425 337,822
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 ................. 1,424 1,424,712
3.93%, 02/28/30 ................. 931 890,443
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(d)
2,062 1,992,787
Modern Land China Co. Ltd., 9.80%, 04/11/23
(d)
(e)(f)
........................ 667 106,720
New Metro Global Ltd., 4.50%, 05/02/26
(d)
.. 342 160,740
Redco Properties Group Ltd., 9.90%,
02/17/24
(d)
.................... 200 35,788
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
.................... 333 79,920
Ronshine China Holdings Ltd., 7.10%,
01/25/25
(d)
.................... 667 66,700
Sinochem Offshore Capital Co. Ltd., 2.25%,
11/24/26
(d)
.................... 2,200 2,014,980
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(d)
............... 338 152,692
Sino-Ocean Land Treasure IV Ltd., 3.25%,
05/05/26
(d)
.................... 590 253,700
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 ................. 1,417 198,380
6.20%, 03/22/26 ................. 1,417 198,380
Unique Pub Finance Co. plc (The), Series M,
7.39%, 03/28/24
(c)(d)
.............. GBP 3,397 4,214,471
Vonovia Finance BV, 0.13%, 04/06/23
(d)
... EUR 4,100 4,241,246
Vonovia SE
(d)
0.00%, 09/16/24 ................. 3,200 3,153,038
1.38%, 01/28/26 ................. 1,700 1,650,403
Yuzhou Group Holdings Co. Ltd.
(d)(e)(f)
7.70%, 02/20/25 ................. USD 634 41,210
8.30%, 05/27/25 ................. 834 54,210
7.38%, 01/13/26 ................. 833 54,145
Zhenro Properties Group Ltd., 7.35%,
02/05/25
(d)(e)(f)
.................. 333 21,645
29,384,464
Road & Rail — 0.6%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
241 206,254
Canadian Pacific Railway Co., 1.75%, 12/02/26 4,720 4,271,489
Security
Par (000)
Par (000) Value
Road & Rail (continued)
CMB International Leasing Management Ltd.
(d)
1.25%, 09/16/24 ................. USD 900 $ 847,629
1.88%, 08/12/25 ................. 1,329 1,239,542
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 3,970 3,544,416
1.70%, 06/15/26 ................. 4,295 3,828,166
Ryder System, Inc., 2.85%, 03/01/27 ..... 7,525 7,014,951
SF Holding Investment 2021 Ltd., 2.38%,
11/17/26
(d)
.................... 1,040 960,014
SMBC Aviation Capital Finance DAC
(b)
1.90%, 10/15/26 ................. 12,895 10,953,225
2.30%, 06/15/28 ................. 2,835 2,302,305
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 443 438,778
7.50%, 09/15/27 ................. 1,397 1,353,386
6.25%, 01/15/28 ................. 1,228 1,135,703
Union Pacific Corp., 2.15%, 02/05/27 ..... 6,829 6,326,718
Yunda Holding Investment Ltd., 2.25%,
08/19/25
(d)
.................... 602 548,271
44,970,847
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp., 3.88%, 01/15/27 ...... 11,000 10,584,152
Broadcom, Inc., 3.15%, 11/15/25 ....... 7,195 6,928,993
NXP BV
2.70%, 05/01/25 ................. 3,801 3,611,330
3.88%, 06/18/26 ................. 6,000 5,784,375
26,908,850
Software — 1.0%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 2,547 2,438,905
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 1,155 1,053,474
CDK Global, Inc., 4.88%, 06/01/27 ...... 670 650,738
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 677 651,612
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 1,233 1,200,560
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 1,407 1,175,560
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 98 84,310
6.50%, 10/15/28 ................. 131 108,101
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 239 211,716
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 158,728
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 405 322,514
NCR Corp., 5.00%, 10/01/28
(b)
......... 428 362,900
Open Text Corp., 3.88%, 02/15/28
(b)
..... 800 711,544
Oracle Corp., 1.65%, 03/25/26 ......... 24,635 22,067,015
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 769 727,306
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,449 1,351,279
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 804 603,358
VMware, Inc.
1.00%, 08/15/24 ................. 8,634 8,076,560
1.40%, 08/15/26 ................. 21,340 18,879,738
3.90%, 08/21/27 ................. 6,715 6,445,421
Workday, Inc., 3.50%, 04/01/27 ........ 3,500 3,347,034
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
922 772,306
71,400,679
Specialty Retail — 0.3%
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 893 841,996
8.50%, 10/30/25 ................. 200 193,750
Lowe's Cos., Inc., 3.35%, 04/01/27 ...... 17,915 17,240,106
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 344 322,500
PetSmart, Inc., 4.75%, 02/15/28
(b)
....... 250 216,310

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... USD 241 $ 195,937
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 1,681 1,470,875
Staples, Inc., 7.50%, 04/15/26
(b)
........ 509 421,895
20,903,369
Technology Hardware, Storage & Peripherals — 0.1%
Litigation Systems, Inc., 4.00%, 10/30/27
(g)
. 4,094 3,915,074
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 399 295,132
Li & Fung Ltd., 4.50%, 08/18/25
(d)
....... 1,404 1,324,411
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 506 473,823
2,093,366
Thrifts & Mortgage Finance — 0.2%
BPCE SA
0.63%, 04/28/25
(d)
................ EUR 1,700 1,699,116
(SOFR + 1.09%), 2.05%, 10/19/27
(a)(b)
.. USD 4,545 4,009,262
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 649 612,085
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 381 262,890
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 247 199,409
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 401 347,843
RMIT Cash Management LLC, Series 2021-3,
0.00%, 10/17/33
(g)
............... 4,470 4,269,713
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 334 276,021
11,676,339
Tobacco — 0.8%
BAT Capital Corp.
1.13%, 11/16/23
(d)
................ EUR 2,350 2,425,639
3.22%, 08/15/24 ................. USD 16,545 16,081,838
2.79%, 09/06/24 ................. 29,510 28,551,546
BAT International Finance plc
0.88%, 10/13/23
(d)
................ EUR 2,124 2,197,907
1.67%, 03/25/26 ................. USD 4,700 4,158,947
Philip Morris International, Inc.
2.88%, 03/03/26 ................. EUR 1,550 1,585,303
0.13%, 08/03/26 ................. 730 663,367
55,664,547
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.63%, 07/01/22 ................. USD 8,375 8,375,000
3.88%, 07/03/23 ................. 4,500 4,460,273
1.88%, 08/15/26 ................. 5,265 4,548,877
Aviation Capital Group LLC
(b)
1.95%, 01/30/26 ................. 5,785 5,031,830
1.95%, 09/20/26 ................. 8,480 7,205,402
BOC Aviation Ltd., 3.50%, 09/18/27
(d)
..... 1,500 1,440,469
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 196 184,928
9.75%, 08/01/27 ................. 89 86,989
5.50%, 05/01/28 ................. 198 163,432
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 283 258,351
IMCD NV, 2.13%, 03/31/27
(d)
.......... EUR 1,470 1,383,631
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... USD 858 717,854
WESCO Distribution, Inc., 7.13%, 06/15/25
(b)
2,562 2,556,440
36,413,476
Transportation Infrastructure — 0.1%
ASTM SpA, 1.00%, 11/25/26
(d)
......... EUR 4,240 3,895,039
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 3,162 $ 2,841,468
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 977 833,233
4.50%, 04/27/31 ................. 924 683,760
Sprint Corp., 7.63%, 03/01/26 ......... 1,144 1,205,349
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
5,576 5,576,566
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 8,948 8,084,884
2.63%, 04/15/26 ................. 1,353 1,227,848
3.75%, 04/15/27 ................. 13,200 12,710,538
3.38%, 04/15/29 ................. 58 50,750
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
735 497,962
33,712,358
Total Corporate Bonds — 34.5%
(Cost: $2,741,429,311) ........................... 2,520,577,421
Floating Rate Loan Interests
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 06/30/27
(a)
................ 35 31,972
Total Floating Rate Loan Interests — 0.0%
(Cost: $33,995) ................................ 31,972
Foreign Agency Obligations
Canada — 0.3%
CPPIB Capital, Inc., 0.50%
,
09/16/24
(b)
.... 22,650 21,342,748
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
..................... 505 451,975
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(d)
..................... 1,240 1,234,033
1,686,008
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 ................. 1,168 1,079,889
4.63%, 11/02/31 ................. 1,045 788,975
1,868,864
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
....... 1,458 1,456,177
India — 0.0%
Power Finance Corp. Ltd., 3.75%
,
06/18/24
(d)
1,458 1,441,415
Indonesia — 0.1%
Pertamina Persero PT
(d)
1.40%, 02/09/26 ................. 2,250 1,988,685
3.10%, 08/27/30 ................. 2,097 1,821,999
3,810,684
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25
(d)
.......... EUR 1,885 1,825,059
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(d)
................ USD 594 591,030
4.69%, 05/15/29
(b)
................ 1,004 898,768
Petroleos Mexicanos
6.88%, 08/04/26 ................. 1,720 1,535,100
8.75%, 06/02/29
(b)
................ 584 522,425
5.95%, 01/28/31 ................. 2,177 1,588,339

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Mexico (continued)
6.70%, 02/16/32 ................. USD 2,293 $ 1,736,947
6,872,609
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 1,309 1,232,751
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 1,359 1,104,018
5.13%, 08/11/61 ................. 990 779,192
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 648 590,206
2,473,416
Qatar — 0.0%
Qatar Energy, 2.25%
,
07/12/31
(b)
........ 1,012 865,260
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
... 3,245 3,186,347
South Korea — 0.0%
Korea Electric Power Corp.
(d)
3.63%, 06/14/25 ................. 475 472,844
4.00%, 06/14/27 ................. 300 301,209
774,053
Total Foreign Agency Obligations — 0.7%
(Cost: $54,046,037) .............................. 48,835,391
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
................ 577 593,336
4.25%, 01/25/28
(b)
................ 780 700,440
7.38%, 05/14/30
(d)
................ 581 574,028
5.45%, 09/16/32
(d)
................ 759 636,991
2,504,795
Brazil — 0.0%
Federative Republic of Brazil, 3.88%
,
06/12/30 1,622 1,359,236
Chile — 0.1%
Republic of Chile, 3.24%
,
02/06/28 ....... 3,230 3,041,853
Colombia — 0.1%
Republic of Colombia
4.00%, 02/26/24 ................. 384 373,152
8.13%, 05/21/24 ................. 1,122 1,163,584
3.88%, 04/25/27 ................. 1,411 1,245,031
4.50%, 03/15/29 ................. 869 750,762
3.25%, 04/22/32 ................. 820 594,910
4,127,439
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.50%, 02/22/29
(b)
................ 1,140 990,589
4.50%, 01/30/30
(b)
................ 1,081 862,638
4.88%, 09/23/32
(b)
................ 1,565 1,202,898
6.40%, 06/05/49
(d)
................ 1,100 817,987
3,874,112
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 695 568,163
6.38%, 04/11/31 ................. EUR 688 450,618
1,018,781
Security
Par (000)
Par (000) Value
Guatemala — 0.0%
Republic of Guatemala
5.38%, 04/24/32
(d)
................ USD 955 $ 879,376
5.38%, 04/24/32
(b)
................ 661 608,657
3.70%, 10/07/33
(d)
................ 930 715,112
2,203,145
Hungary — 0.0%
Hungary Government Bond, 5.25%
,
06/16/29
(b)
1,161 1,156,771
India — 0.0%
Oil India Ltd., 5.38%
,
04/17/24
(d)
......... 710 722,558
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/27
(b)
................ 600 595,500
4.40%, 06/06/27
(d)
................ 950 942,875
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 4.13%
,
05/15/27
(d)
..................... 2,299 2,208,190
Republic of Indonesia
4.75%, 01/08/26
(d)
................ 1,168 1,180,994
4.10%, 04/24/28 ................. 1,190 1,169,026
4.75%, 02/11/29 ................. 450 453,987
6,550,572
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
. 614 542,738
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd., 2.07%
,
04/28/31
(d)
..................... 672 595,896
Mexico — 0.1%
United Mexican States
4.13%, 01/21/26 ................. 595 595,297
4.50%, 04/22/29 ................. 824 800,104
3.25%, 04/16/30 ................. 1,216 1,069,548
2.66%, 05/24/31 ................. 1,513 1,245,199
4.75%, 04/27/32 ................. 831 798,591
4,508,739
Morocco — 0.0%
Kingdom of Morocco, 3.00%
,
12/15/32
(b)
... 1,444 1,025,240
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
623 471,923
Oman — 0.0%
Oman Government Bond
(d)
4.75%, 06/15/26 ................. 450 427,500
7.38%, 10/28/32 ................. 1,899 1,953,596
2,381,096
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 1,421 1,356,433
3.16%, 01/23/30 ................. 1,395 1,242,684
2.25%, 09/29/32 ................. 1,459 1,140,573
3.30%, 01/19/33 ................. 514 440,498
4,180,188
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................ 1,569 1,540,366
4.95%, 04/28/31
(b)
................ 1,521 1,403,408
2.74%, 01/29/33
(b)
................ 1,985 1,476,095
4,419,869

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Peru — 0.0%
Republic of Peru
2.39%, 01/23/26 ................. USD 1,600 $ 1,486,800
1.86%, 12/01/32 ................. 970 737,685
3.00%, 01/15/34 ................. 415 340,508
2,564,993
Philippines — 0.1%
Republic of Philippines
3.75%, 01/14/29 ................. 1,803 1,749,108
3.56%, 09/29/32 ................. 1,856 1,712,364
3,461,472
Qatar — 0.0%
State of Qatar
4.50%, 04/23/28
(d)
................ 1,397 1,447,641
4.00%, 03/14/29
(b)
................ 318 321,180
1,768,821
Romania — 0.1%
Romania Government Bond
(b)
5.25%, 11/25/27 ................. 1,158 1,102,995
3.00%, 02/14/31 ................. 1,426 1,096,951
3.63%, 03/27/32 ................. 862 673,060
2,873,006
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(d)
................ 831 835,155
3.63%, 03/04/28
(d)
................ 600 591,000
4.38%, 04/16/29
(b)
................ 1,145 1,159,312
2,585,467
South Africa — 0.0%
Republic of South Africa
4.88%, 04/14/26 ................. 901 853,022
5.88%, 04/20/32 ................. 750 633,750
1,486,772
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(d)
................ 930 232,500
7.75%, 09/01/24
(d)
................ 953 238,250
7.25%, 03/15/33
(b)
................ 200 49,000
519,750
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 2.94%
,
06/10/27
(d)
2,165 2,007,090
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 1,163 1,176,349
Total Foreign Government Obligations — 0.9%
(Cost: $73,635,456) .............................. 63,128,671
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.4%
Angel Oak Mortgage Trust
(b)
Series 2022-1, Class A1, 2.88%, 12/25/66
(c)
6,238 5,891,015
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
7,398 7,093,442
Angel Oak Mortgage Trust I LLC, Series 2019-
1, Class A2, 4.02%, 11/25/48
(a)(b)
....... 115 114,430
Atlas Funding plc
(a)
Series 2021-1, Class C, (SONIO/N +
1.70%), 2.64%, 07/25/58
(d)
........ GBP 125 149,490
Series 2021-1, Class D, (SONIO/N +
2.25%), 3.19%, 07/25/58
(d)
........ 110 131,442
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 2.56%, 11/25/33
(a)
....... USD 149 137,413
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Barley Hill No. 2 plc, Series 2, Class C,
(SONIO/N + 1.70%), 2.89%, 08/27/58
(a)(d)
. GBP 520 $ 618,053
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.23%, 07/25/34
(a)
............. USD 230 216,709
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)(h)
....... 16 14,139
Canada Square Funding plc
(a)
Series 2021-2, Class C, (SONIO/N +
1.60%), 2.68%, 06/17/58
(d)
........ GBP 102 118,804
Series 6, Class C, (SONIO/N + 1.45%),
2.39%, 01/17/59
(d)
.............. 318 365,285
Series 6, Class D, (SONIO/N + 1.85%),
2.79%, 01/17/59
(d)
.............. 178 204,820
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... USD 2,515 2,251,602
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 2.52%, 07/25/49 .. 808 774,016
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 1,728 1,634,713
CHL Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 2.16%, 02/25/35
(a)
.. 204 188,671
Series 2005-17, Class 1A6, 5.50%, 09/25/35 220 209,351
Series 2005-HYB8, Class 2A1, 3.07%,
12/20/35
(a)
................... 574 541,362
CMF plc
(a)
Series 2020-1, Class B, (SONIO/N +
1.00%), 2.07%, 01/16/57
(d)
........ GBP 220 264,244
Series 2020-1, Class C, (SONIO/N +
1.25%), 2.32%, 01/16/57
(d)
........ 105 125,780
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)(b)
........ USD 4,878 4,710,072
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a)(b)
.................... 7,488 7,243,272
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 2.96%,
04/25/43 .................... 3,116 3,095,144
Series 2013-HYB1, Class B4, 2.96%,
04/25/43 .................... 2,770 2,732,254
Series 2015-1, Class A1, 2.50%, 01/25/45 6,397 5,875,522
Series 2019-RP10, Class A1, 2.94%,
12/26/59 .................... 3,053 3,009,458
Deephaven Residential Mortgage Trust, Series
2022-2, Class A1, 4.30%, 03/25/67
(a)(b)
.. 2,537 2,462,933
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (EURIBOR 3 Month
+ 1.10%), 0.69%, 07/28/58
(d)
....... EUR 740 748,786
Series 2021-2, Class B, (EURIBOR 3 Month
+ 0.80%), 0.38%, 04/28/59
(d)
....... 820 818,647
Series 2021-2, Class C, (EURIBOR 3 Month
+ 1.05%), 0.64%, 04/28/59
(d)
....... 503 495,982
Finsbury Square, Series 2021-1GRX, Class C,
(SONIO/N + 1.25%), 2.32%, 12/16/67
(a)(d)
. GBP 1,045 1,199,073
Finsbury Square plc
(a)
Series 2020-1A, Class C, (SONIO/N +
1.35%), 2.42%, 03/16/70
(b)
........ 225 270,287
Series 2021-2X, Class C, (SONIO/N +
1.40%), 2.47%, 12/16/71
(d)
........ 371 425,391
Series 2021-2X, Class D, (SONIO/N +
1.70%), 2.77%, 12/16/71
(d)
........ 200 224,842
Gemgarto plc, Series 2021-1X, Class C,
(SONIO/N + 1.30%), 2.37%, 12/16/67
(a)(d)
. 218 259,289

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Gosforth Funding plc, Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 0.45%), 1.97%,
08/25/60
(a)(b)
.................... USD 724 $ 723,372
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.18%, 08/25/49 2,276 2,230,883
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 3,829 3,313,038
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 13,142 11,194,495
Harben Finance
(a)
Series 2017-1RX, Class C, (SONIO/N +
1.15%), 2.34%, 09/28/55
(d)
........ GBP 741 841,916
Series 2017-1RX, Class D, (SONIO/N +
1.50%), 2.69%, 09/28/55
(d)
........ 441 496,571
Hops Hill No. 1 plc
(a)
Series 1, Class C, (SONIO/N + 1.85%),
3.04%, 05/27/54
(d)
.............. 200 238,894
Series 1, Class D, (SONIO/N + 2.35%),
3.54%, 05/27/54
(d)
.............. 100 119,437
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 2.47%, 06/25/46 USD 3,474 3,370,326
Series 2020-7, Class A3, 3.00%, 01/25/51 2,959 2,634,688
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 2.01%, 06/25/50 .. 714 706,009
Series 2022-INV3, Class A3B, 3.00%,
09/25/52 .................... 8,610 7,649,827
Series 2022-LTV1, Class A1, 3.25%,
07/25/52 .................... 5,183 4,562,156
Jubilee Place, Series 3, Class C, (EURIBOR 3
Month + 1.60%), 1.15%, 01/17/59
(a)(d)
... EUR 201 199,936
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.25%), 3.30%, 06/12/57
(d)
........ GBP 370 443,234
Series 2021-1, Class C, (SONIO/N +
1.25%), 2.19%, 07/20/58
(d)
........ 158 179,897
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a)(b)
USD 10,517 9,329,713
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 2.40%,
11/25/34
(a)
..................... 474 456,528
Mortimer BTL plc, Series 2021-1, Class C,
(SONIO/N + 1.45%), 2.58%, 06/23/53
(a)(d)
. GBP 111 127,833
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,271 1,212,608
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 4,778 4,646,862
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 11,150 10,704,506
OBX Trust, Series 2022-INV3, Class A1,
3.00%, 02/25/52
(a)(b)
............... 4,714 4,169,895
Polaris plc, Series 2022-1, Class E, (SONIO/N
+ 3.40%), 4.59%, 10/23/59
(a)(d)
........ GBP 538 621,124
Residential Mortgage Securities 32 plc, Series
32X, Class C, (SONIO/N + 2.20%), 3.32%,
06/20/70
(a)(d)
.................... 1,025 1,238,408
RMAC Securities No. 1 plc, Series 2007-NS1X,
Class A2A, (SONIO/N + 0.27%), 1.32%,
06/12/44
(a)(d)
.................... 311 357,771
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 4,533 4,492,077
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
13,014 12,892,331
Series 2019-4, Class MA, 3.00%, 02/25/59 12,928 12,586,613
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
........ 476 459,236
Stanlington No. 2 plc
(a)
Series 2, Class C, (SONIO/N + 1.75%),
2.80%, 06/12/56
(d)
.............. GBP 535 633,547
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2, Class D, (SONIO/N + 2.20%),
3.25%, 06/12/56
(d)
.............. GBP 329 $ 389,614
Series 2, Class E, (SONIO/N + 3.30%),
4.35%, 06/12/56
(d)
.............. 450 535,321
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
USD 2,957 2,864,451
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 1.92%, 09/25/34
(a)
578 517,588
Together Asset-Backed Securitisation plc,
Series 2021-1ST1, Class C, (SONIO/N +
1.25%), 2.19%, 07/12/63
(a)(d)
......... GBP 108 126,896
Tower Bridge Funding plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.45%), 3.57%, 09/20/63
(d)
........ 145 175,878
Series 2020-1, Class D, (SONIO/N +
3.45%), 4.57%, 09/20/63
(d)
........ 120 145,845
Series 2021-1, Class C, (SONIO/N +
1.85%), 2.79%, 07/21/64
(d)
........ 365 436,440
Series 2021-1, Class D, (SONIO/N +
2.15%), 3.09%, 07/21/64
(d)
........ 252 299,475
Series 2021-2, Class C, (SONIO/N +
1.50%), 2.44%, 11/20/63
(d)
........ 140 163,062
Series 2021-2, Class D, (SONIO/N +
1.80%), 2.74%, 11/20/63
(d)
........ 169 195,427
Twin Bridges plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.25%), 3.30%, 12/12/54
(d)
........ 395 475,991
Series 2020-1, Class D, (SONIO/N +
3.00%), 4.05%, 12/12/54
(d)
........ 225 271,084
Series 2021-1, Class C, (SONIO/N +
1.60%), 2.65%, 03/12/55
(d)
........ 436 496,847
Series 2021-1, Class D, (SONIO/N +
2.10%), 3.15%, 03/12/55
(d)
........ 220 248,131
Series 2021-2, Class C, (SONIO/N +
1.15%), 2.20%, 09/12/55
(d)
........ 435 494,969
Series 2021-2, Class D, (SONIO/N +
1.50%), 2.55%, 09/12/55
(d)
........ 187 210,309
Series 2022-1, Class D, (SONIO/N +
1.70%), 2.75%, 12/01/55
(d)
........ 365 408,906
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(c)
............ USD 9,289 9,103,346
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 2.00%), 3.06%,
03/01/27
(a)(b)
.................... 2 1,484
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 928 866,565
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 1,647 1,474,384
177,351,477
Commercial Mortgage-Backed Securities — 10.2%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (LIBOR USD 1 Month + 1.15%), 2.47%,
04/15/34
(a)(b)
.................... 8,030 7,711,158
Atom Mortgage Securities DAC
(a)
Series 1X, Class D, (SONIO/N + 1.90%),
2.84%, 07/22/31
(d)
.............. GBP 1,906 2,125,381
Series 1X, Class E, (SONIO/N + 2.80%),
3.74%, 07/22/31
(d)
.............. 2,158 2,369,572
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 2.32%, 11/15/33 ... USD 3,270 3,071,685

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 2.17%, 09/15/34 ... USD 12,495 $ 12,180,829
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 3,259 3,258,908
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 11,963 11,918,085
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 15,206,469
Barclays Commercial Mortgage Trust, Series
2019-C5, Class ASB, 2.99%, 11/15/52 .. 5,550 5,290,266
BBCMS Mortgage Trust, Series 2022-C16,
Class A5, 4.60%, 06/15/55
(a)
......... 2,290 2,338,733
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.62%,
12/11/40
(a)(g)
.................... —
(i)
1
Benchmark Mortgage Trust
Series 2019-B9, Class A5, 4.02%, 03/15/52 10,000 9,815,419
Series 2022-B34, Class AM, 3.96%,
04/15/55
(a)
................... 4,680 4,371,471
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 2.24%, 10/15/36
(a)
.. 19,993 19,641,057
Series 2020-VIV4, Class A, 2.84%, 03/09/44 5,820 4,990,836
Series 2021-SOAR, Class A, (LIBOR USD 1
Month + 0.67%), 2.00%, 06/15/38
(a)
.. 12,118 11,631,252
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 1.98%, 05/15/38
(a)
.. 6,930 6,599,302
Series 2021-XL2, Class A, (LIBOR USD 1
Month + 0.69%), 2.01%, 10/15/38
(a)
.. 14,814 14,107,199
BX Trust
(a)(b)
Series 2021-ARIA, Class A, (LIBOR USD 1
Month + 0.90%), 2.22%, 10/15/36 ... 14,000 13,156,301
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 2.13%, 02/15/36 ... 4,700 4,441,147
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 2.13%, 02/15/36 ... 6,280 5,947,971
Series 2021-SDMF, Class A, (LIBOR USD 1
Month + 0.59%), 1.91%, 09/15/34 ... 7,130 6,762,947
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 2.60%, 06/15/36 ... 3,450 3,324,443
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(a)(b)
.................... 5,000 3,577,237
Cassia SRL
(a)
Series 2022-1X, Class A, (EURIBOR 3
Month + 2.50%), 2.50%, 05/22/34
(d)
.. EUR 4,617 4,600,970
Series 2022-1X, Class B, (EURIBOR 3
Month + 3.50%), 3.50%, 05/22/34
(d)
.. 2,206 2,181,350
CFCRE Commercial Mortgage Trust
(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33 USD 15,000 14,897,274
Series 2018-TAN, Class B, 4.69%, 02/15/33 7,905 7,832,784
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%,
09/10/45 .................... 878 877,591
Series 2013-GC11, Class A3, 2.82%,
04/10/46 .................... 26,424 26,259,984
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... 9,000 8,855,068
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,173 12,878,319
Series 2016-P3, Class A2, 2.74%, 04/15/49 1,184 1,182,951
Series 2016-P4, Class A4, 2.90%, 07/10/49 14,575 13,879,971
Commercial Mortgage Trust
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
................... 4,515 4,503,512
Series 2014-CR21, Class A3, 3.53%,
12/10/47 .................... 15,052 14,823,896
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... USD 2,963 $ 2,950,564
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 880 873,304
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 11,549 11,539,362
Series 2015-CR23, Class A2, 2.85%,
05/10/48 .................... 2,901 2,898,623
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 7,600,630
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 4,446 4,411,178
Series 2015-PC1, Class B, 4.44%,
07/10/50
(a)
................... 4,175 3,989,562
Series 2018-COR3, Class A3, 4.23%,
05/10/51 .................... 3,570 3,534,249
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 6,977 6,434,330
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 6,240 5,627,332
Series 2021-980M, Class C, 3.20%,
07/15/31 .................... 3,450 3,072,515
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,407,236
Extended Stay America Trust, Series 2021-
ESH, Class A, (LIBOR USD 1 Month +
1.08%), 2.41%, 07/15/38
(a)(b)
......... 12,801 12,479,740
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class F, 5.52%,
05/03/32
(b)
................... 2,000 1,979,449
Series 2013-GC10, Class A4, 2.68%,
02/10/46 .................... 3,522 3,512,828
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 3.32%, 11/15/37 ... 11,900 11,784,914
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 2.27%, 12/15/36 ... 12,850 12,342,844
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(a)(b)
.................. 6,203 6,168,976
Series 2013-GC12, Class A4, 3.14%,
06/10/46 .................... 16,779 16,602,834
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
................... 1,362 1,362,269
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 4,132 4,117,121
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 5,900 5,803,157
Series 2019-GC38, Class A2, 3.87%,
02/10/52 .................... 8,134 8,079,204
Haus European Loan Conduit No. 39 DAC
(a)
Series 39X, Class C, (EURIBOR 3 Month +
1.40%), 1.40%, 07/28/51
(d)
........ EUR 841 814,253
Series 39X, Class D, (EURIBOR 3 Month +
2.00%), 2.00%, 07/28/51
(d)
........ 2,052 1,954,680
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 2.47%,
05/15/38
(a)(b)
.................... USD 9,675 9,407,607
HONO Mortgage Trust, Series 2021-LULU,
Class D, (LIBOR USD 1 Month + 2.50%),
3.82%, 10/15/36
(a)(b)
............... 2,000 1,900,535
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%,
09/15/47 .................... 3,108 3,089,364
Series 2016-C1, Class A5, 3.58%, 03/17/49 2,250 2,195,117

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 USD 11,209 $ 10,966,531
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-HSBC, Class D, 4.67%,
07/05/32
(a)(b)
.................. 6,490 6,486,607
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 13,920 13,855,247
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
................... 7,070 7,009,785
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.00%), 2.32%, 09/15/29
(a)(b)
. 1,604 1,579,944
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 2.12%, 04/15/38
(a)(b)
. 3,676 3,546,355
Series 2022-OPO, Class B, 3.38%,
01/05/39
(b)
................... 3,405 3,119,172
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
.................. 1,000 838,054
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
2.67%, 05/15/36
(a)(b)
............... 2,972 2,868,225
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (EURIBOR 3 Month +
1.40%), 1.40%, 08/17/33
(d)
........ EUR 1,350 1,354,652
Series 1X, Class D, (EURIBOR 3 Month +
1.90%), 1.90%, 08/17/33
(d)
........ 1,045 1,044,472
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (EURIBOR 3
Month + 1.20%), 1.20%, 08/17/31
(d)
.. 939 933,346
Series 2021-1X, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 08/17/31
(d)
.. 1,061 1,051,698
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 2.27%,
11/15/38
(a)(b)
.................... USD 6,980 6,673,254
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2021-W10, Class A, (TSFR1M +
1.07%), 2.35%, 12/15/34 ......... 2,490 2,488,830
Series 2021-W10, Class B, (TSFR1M +
1.37%), 2.65%, 12/15/34
(g)
........ 2,170 2,066,925
MHC Commercial Mortgage Trust, Series
2021-MHC, Class A, (LIBOR USD 1 Month +
0.80%), 2.12%, 04/15/38
(a)(b)
......... 12,380 12,062,532
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 11,835,071
Series 2013-C9, Class AAB, 2.66%,
05/15/46 .................... 856 853,740
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 16,435 16,368,979
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 3,838 3,821,296
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 3,803 3,773,367
Series 2015-C24, Class A4, 3.73%,
05/15/48 .................... 15,544 15,283,683
Series 2015-C25, Class A5, 3.64%,
10/15/48 .................... 8,717 8,577,817
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 2.17%, 08/15/33
(a)(b)
. 3,082 3,045,774
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 4,933,320
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 2.22%, 07/15/35
(a)(b)
. 1,300 1,259,165
Series 2019-NUGS, Class D, (LIBOR USD 1
Month + 1.80%), 3.30%, 12/15/36
(a)(b)
. 8,000 7,620,360
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 2.68%,
03/15/39
(a)(b)
.................... USD 14,870 $ 14,603,083
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 2.27%, 06/15/35
(a)(b)
... 3,418 3,311,910
Pearl Finance DAC
(a)
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 1.90%, 11/17/32
(d)
.. EUR 1,128 1,174,598
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 2.50%, 11/17/32
(d)
....... 1,355 1,412,432
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (LIBOR USD 1 Month +
0.88%), 2.21%, 07/15/38
(a)(b)
......... USD 15,473 14,920,883
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (TSFR1M + 2.47%),
3.72%, 06/25/37
(a)(b)
............... 1,630 1,617,058
Sage AR Funding No. 1 plc, Series 1X, Class
C, (SONIO/N + 2.15%), 3.09%, 11/17/30
(a)(d)
GBP 535 631,229
SREIT Trust, Series 2021-MFP2, Class A,
(LIBOR USD 1 Month + 0.82%), 2.15%,
11/15/36
(a)(b)
.................... USD 4,025 3,857,656
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (TSFR1M +
2.19%), 3.46%, 05/15/37
(a)(b)
......... 4,580 4,454,713
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (SONIO/N +
1.30%), 2.24%, 05/17/31
(d)
........ GBP 880 1,020,362
Series 2021-UK1X, Class C, (SONIO/N +
1.65%), 2.59%, 05/17/31
(d)
........ 536 612,981
Series 2021-UK1X, Class D, (SONIO/N +
2.60%), 3.54%, 05/17/31
(d)
........ 547 615,510
Series 2021-UK4X, Class D, (SONIO/N +
2.10%), 3.04%, 08/17/31
(d)
........ 1,416 1,616,468
TPGI Trust, Series 2021-DGWD, Class A,
(LIBOR USD 1 Month + 0.70%), 2.02%,
06/15/26
(a)(b)
.................... USD 10,540 10,063,535
TTAN MHC, Series 2021-MHC, Class A,
(LIBOR USD 1 Month + 0.85%), 2.18%,
03/15/38
(a)(b)
.................... 8,379 8,062,914
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ....... 7,873 7,131,735
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
................... 9,713 9,620,079
Series 2013-C6, Class ASB, 2.79%,
04/10/46 .................... 709 708,377
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 . 524 511,462
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
3,269 3,160,908
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 4,371 4,342,219
Series 2015-C27, Class A5, 3.45%,
02/15/48 .................... 10,140 9,934,674
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 3,169 3,133,859
Series 2017-C39, Class A5, 3.42%,
09/15/50 .................... 25,064 24,094,901
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class ASB, 2.45%,
12/15/45 .................... 374 373,508
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 5,241 5,231,763
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 2.08%, 08/15/47
(a)(b)
1,356 1,351,665

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... USD 4,617 $ 4,592,589
743,026,388
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 1.02%, 05/10/48
(a)
.... 32,321 629,513
Total Non-Agency Mortgage-Backed Securities — 12.6%
(Cost: $972,204,647) ............................. 921,007,378
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp.
Series 3710, Class MG, 4.00%, 08/15/25
(c)
266 269,058
Series 3959, Class MA, 4.50%, 11/15/41 . 1,015 1,042,302
Series 3986, Class M, 4.50%, 09/15/41 .. 457 464,199
Series 4459, Class BN, 3.00%, 08/15/43 . 4,353 4,198,810
Series 4569, Class JA, 3.00%, 03/15/42 . 5,294 5,267,595
Series 4752, Class PL, 3.00%, 09/15/46 . 6,387 6,198,169
Series 4941, Class MB, 3.00%, 07/25/49 . 5,052 4,836,619
Series 5000, Class MA, 2.00%, 06/25/44 . 4,012 3,819,920
Series 5006, Class KA, 2.00%, 06/25/45 . 11,242 10,664,788
Series 5105, Class LA, 1.50%, 04/15/44 . 39,371 37,960,143
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 2.57%, 11/25/48
(a)(b)
......... 655 641,325
Federal National Mortgage Association
(c)
Series 2011-48, Class MG, 4.00%, 06/25/26 567 573,104
Series 2011-84, Class MG, 4.00%, 09/25/26 771 779,754
Federal National Mortgage Association Variable
Rate Notes, Series 1997-20, Class FB,
0.76%, 03/25/27
(a)
................ 15 14,926
Government National Mortgage Association
Series 2013-131, Class PA, 3.50%, 06/16/42 1,004 1,008,376
Series 2017-136, Class GB,
3.00%, 03/20/47 ............... 4,580 4,471,615
Series 2018-36, Class AM, 3.00%, 07/20/45 11,587 11,515,219
93,725,922
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KIR2, Class A1, 2.75%, 03/25/27 . 5,139 5,103,735
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2013-K25, Class B, 3.72%, 11/25/45 1,505 1,505,043
Series 2013-K26, Class B, 3.71%, 12/25/45 1,247 1,246,101
Series 2013-K27, Class B, 3.61%, 01/25/46 2,875 2,864,265
Series 2015-K720, Class B,
3.60%, 07/25/22 ............... 2,224 2,220,906
12,940,050
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K121, Class X1,
1.12%, 10/25/30 ................. 11,900 779,071
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.65%, 02/16/53 ................. 11,315 204,490
983,561
Mortgage-Backed Securities — 5.7%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/36 ................. 2,869 2,820,435
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/34 - 06/01/37 .......... USD 16,510 $ 16,835,186
4.50%, 07/01/47 - 03/01/49 .......... 48,916 50,212,906
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.94%, 10/01/45
(a)
.......... 1,358 1,387,454
Federal National Mortgage Association Variable
Rate Notes
(a)
(LIBOR USD 12 Month + 1.74%),
2.60%, 09/01/42 ............... 1,934 1,979,475
(LIBOR USD 12 Month + 1.58%),
2.87%, 09/01/45 ............... 2,132 2,193,175
(LIBOR USD 12 Month + 1.59%),
2.87%, 11/01/45 ............... 144 147,386
(LIBOR USD 12 Month + 1.59%),
3.02%, 06/01/45 ............... 2,117 2,120,404
Uniform Mortgage-Backed Securities
2.50%, 12/01/27 - 04/01/32 .......... 24,388 23,943,096
3.00%, 12/01/26 - 09/01/35 .......... 33,289 32,950,742
3.00%, 07/25/52
(j)
................ 36,000 33,522,188
3.50%, 04/01/34 ................. 2,433 2,434,684
4.00%, 04/01/26 - 03/01/48 .......... 92,472 93,701,546
4.00%, 07/25/52 - 08/25/52
(j)
......... 115,140 113,404,637
4.50%, 03/01/47 - 04/01/49 .......... 36,468 37,396,870
415,050,184
Total U.S. Government Sponsored Agency Securities — 7.1%
(Cost: $533,590,722) ............................. 522,699,717
U.S. Treasury Obligations
U.S. Treasury Bonds, 1.75%, 08/15/41
(k)
... 100,000 76,066,406
U.S. Treasury Inflation Linked Notes,
0.13%, 04/15/27
(a)
................ 148,247 145,960,068
U.S. Treasury Notes
0.50%, 03/15/23 ................. 196,193 193,142,319
0.38%, 08/15/24 ................. 140,000 132,436,719
0.63%, 10/15/24 ................. 98,000 92,851,172
0.75%, 11/15/24 ................. 368,000 348,938,748
1.50%, 11/30/24 - 02/15/25 .......... 86,100 82,839,039
1.75%, 03/15/25 ................. 244,490 236,362,617
2.63%, 04/15/25 ................. 31,480 31,138,147
2.75%, 05/15/25 ................. 161,970 160,729,917
2.88%, 06/15/25 ................. 273,000 271,912,264
Total U.S. Treasury Obligations — 24.3%
(Cost: $1,831,223,704) ........................... 1,772,377,416
Total Long-Term Investments — 98.8%
(Cost: $7,615,895,356) ........................... 7,215,223,046
Short-Term Securities
Commercial Paper
(l)
Enel Finance America LLC
0.37%, 07/18/22 ................. 25,000 24,975,675
0.40%, 08/09/22 ................. 20,000 19,952,956
0.40%, 09/20/22 ................. 25,000 24,860,372
HSBC USA, Inc., 4.01%
,
06/14/23 ....... 24,325 23,436,911
National Australia Bank Ltd., 3.38%
,
03/15/23 15,000 14,639,445
Viatris, Inc., 3.01%
,
07/22/22 ........... 20,000 19,973,539
Total Commercial Paper — 1.7%
(Cost: $127,995,795) ............................. 127,838,898

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(h)(m)
................. 144,488,116 $ 144,488,116
Total Money Market Funds — 2.0%
(Cost: $144,488,116) ............................. 144,488,116
Total Short-Term Securities — 3.7%
(Cost: $272,483,911) ............................. 272,327,014
Total Investments Before TBA Sale Commitments — 102.5%
(Cost: $7,888,379,267 ) ........................... 7,487,550,060
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities
(j)
3.00% ,  07/25/52 ................. USD (36,000) $ (33,522,188)
4.00% ,  07/25/52 ................. (43,270) (42,667,431)
Total TBA Sale Commitments — (1.0)%
(Proceeds: $(76,478,219)) ......................... (76,189,619)
Total Investments Net of TBA Sale Commitments — 101.5%
(Cost: $7,811,901,048 ) ........................... 7,411,360,441
Liabilities in Excess of Other Assets — (1.5)% ............ (108,747,170)
Net Assets — 100.0% .............................. $ 7,302,613,271
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Rounds to less than 1,000.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
Rates are discount rates or a range of discount rates as of period end.
(m)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Par/Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 52,560,109 $ 91,928,007 $ — $ — $ — $ 144,488,116 144,488,116 $ 350,734 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 13,876 — — — 263 14,139 15,614 — —
iShares Short Maturity Bond ETF
(b)
159,445,199 — (158,712,990) (725,289) (6,920) — — 335,744 —
$ (725,289) $ (6,657) $ 144,502,255 $ 686,478 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 14,141 09/30/22 $ 2,967,069 $ (12,007,448)
Short Contracts
Euro-Bobl ............................................................... 1,261 09/08/22 164,113 709,846
Euro-Bund .............................................................. 7 09/08/22 1,091 16,667
Euro-Schatz ............................................................. 479 09/08/22 54,787 56,554
Japan 10 Year Bond ........................................................ 86 09/12/22 94,196 220,154
U.S. Treasury 10 Year Note ................................................... 916 09/21/22 108,389 (805,008)
U.S. Treasury 10 Year Ultra Note ............................................... 1,418 09/21/22 180,086 1,410,885
U.S. Treasury Long Bond .................................................... 125 09/21/22 17,262 142,007
U.S. Treasury Ultra Bond .................................................... 397 09/21/22 60,803 1,474,740
U.S. Treasury 2 Year Note .................................................... 41 09/30/22 8,603 62,078
U.S. Treasury 5 Year Note .................................................... 10,144 09/30/22 1,137,238 1,203,095
4,491,018
$ (7,516,430)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,404,237 CAD 9,469,000 JPMorgan Chase Bank NA 09/21/22 $ 46,903
USD 532,156 EUR 500,898 Bank of Montreal 09/21/22 4,224
USD 404,817,746 EUR 382,249,000 BNP Paribas SA 09/21/22 1,937,849
USD 39,304,252 GBP 31,720,000 HSBC Bank plc 09/21/22 631,786
2,620,762
EUR 3,236,046 USD 3,426,210 Morgan Stanley & Co. International plc 09/21/22 (15,508)
EUR 6,149,000 USD 6,518,860 Standard Chartered Bank 09/21/22 (37,984)
EUR 1,999,000 USD 2,145,079 State Street Bank and Trust Co. 09/21/22 (38,188)
GBP 894,694 USD 1,094,751 Commonwealth Bank of Australia 09/21/22 (3,955)
(95,635)
$ 2,525,127
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V2 ..... 5.00 % Quarterly 06/20/27 NR USD 81,650 $ (2,247,635) $ (810,705) $ (1,436,930)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 2.95% Annual 10/05/22
(a)
06/30/24 USD 159,730 $ (494,033) $ — $ (494,033)
2.78% Annual 1 day SOFR Annual 10/05/22
(a)
11/30/26 USD 159,730 266,608 — 266,608
$ (227,425) $ — $ (227,425)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09%
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PCL Public Company Limited
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,366,565,080 $ — $ 1,366,565,080
Corporate Bonds
Aerospace & Defense .................................... — 16,368,429 — 16,368,429
Airlines .............................................. — 16,169,611 — 16,169,611
Auto Components ...................................... — 18,325,957 — 18,325,957
Automobiles .......................................... — 74,217,518 — 74,217,518
Banks ............................................... — 505,054,394 — 505,054,394
Beverages ........................................... — 9,027,494 — 9,027,494
Biotechnology ......................................... — 24,245,230 — 24,245,230
Building Products ....................................... — 2,976,470 — 2,976,470
Capital Markets ........................................ — 237,678,598 — 237,678,598
Chemicals ............................................ — 59,088,817 — 59,088,817
Commercial Services & Supplies ............................. — 16,657,654 — 16,657,654
Communications Equipment ................................ — 4,081,198 — 4,081,198
Construction & Engineering ................................ — 10,188,863 — 10,188,863
Construction Materials .................................... — 1,716,249 — 1,716,249
Consumer Finance ...................................... — 183,211,627 — 183,211,627
Containers & Packaging .................................. — 37,419,533 — 37,419,533
Distributors ........................................... — 56,530 — 56,530
Diversified Consumer Services .............................. — 2,539,480 — 2,539,480
Diversified Financial Services ............................... — 30,939,476 — 30,939,476
Diversified Telecommunication Services ........................ — 78,365,849 — 78,365,849
Electric Utilities ........................................ — 110,796,025 — 110,796,025
Electrical Equipment ..................................... — 5,021,569 — 5,021,569
Electronic Equipment, Instruments & Components ................. — 18,770,400 — 18,770,400
Energy Equipment & Services .............................. — 4,984,424 — 4,984,424
Entertainment ......................................... — 12,398,232 — 12,398,232
Equity Real Estate Investment Trusts (REITs) .................... — 105,129,647 — 105,129,647
Food & Staples Retailing .................................. — 22,833,737 — 22,833,737
Food Products ......................................... — 24,028,352 — 24,028,352
Gas Utilities ........................................... — 10,530,057 — 10,530,057

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ — $ 17,312,867 $ — $ 17,312,867
Health Care Providers & Services ............................ — 58,449,145 — 58,449,145
Health Care Technology .................................. — 1,246,014 — 1,246,014
Hotels, Restaurants & Leisure .............................. — 24,615,538 — 24,615,538
Household Durables ..................................... — 29,863,787 — 29,863,787
Household Products ..................................... — 652,781 — 652,781
Independent Power and Renewable Electricity Producers ............ — 10,027,727 — 10,027,727
Industrial Conglomerates .................................. — 2,066,213 — 2,066,213
Insurance ............................................ — 28,508,759 — 28,508,759
Interactive Media & Services ............................... — 11,830,328 — 11,830,328
Internet & Direct Marketing Retail ............................ — 1,092,273 — 1,092,273
IT Services ........................................... — 28,165,504 — 28,165,504
Life Sciences Tools & Services .............................. — 5,612,893 — 5,612,893
Machinery ............................................ — 23,649,236 — 23,649,236
Media ............................................... — 62,507,235 — 62,507,235
Metals & Mining ........................................ — 23,804,974 — 23,804,974
Mortgage Real Estate Investment Trusts (REITs) .................. — 603,658 — 603,658
Multi-Utilities .......................................... — 14,999,197 — 14,999,197
Oil, Gas & Consumable Fuels ............................... — 142,976,279 — 142,976,279
Paper & Forest Products .................................. — 528,880 — 528,880
Personal Products ...................................... — 26,650,226 — 26,650,226
Pharmaceuticals ....................................... — 21,339,919 — 21,339,919
Professional Services .................................... — 314,160 — 314,160
Real Estate Management & Development ....................... — 29,384,464 — 29,384,464
Road & Rail ........................................... — 44,970,847 — 44,970,847
Semiconductors & Semiconductor Equipment .................... — 26,908,850 — 26,908,850
Software ............................................. — 71,400,679 — 71,400,679
Specialty Retail ........................................ — 20,903,369 — 20,903,369
Technology Hardware, Storage & Peripherals .................... — — 3,915,074 3,915,074
Textiles, Apparel & Luxury Goods ............................ — 2,093,366 — 2,093,366
Thrifts & Mortgage Finance ................................ — 7,406,626 4,269,713 11,676,339
Tobacco ............................................. — 55,664,547 — 55,664,547
Trading Companies & Distributors ............................ — 36,413,476 — 36,413,476
Transportation Infrastructure ............................... — 3,895,039 — 3,895,039
Wireless Telecommunication Services ......................... — 33,712,358 — 33,712,358
Floating Rate Loan Interests ................................. — 31,972 — 31,972
Foreign Agency Obligations ................................. — 48,835,391 — 48,835,391
Foreign Government Obligations .............................. — 63,128,671 — 63,128,671
Non-Agency Mortgage-Backed Securities ........................ — 918,940,452 2,066,926 921,007,378
U.S. Government Sponsored Agency Securities .................... — 522,699,717 — 522,699,717
U.S. Treasury Obligations ................................... — 1,772,377,416 — 1,772,377,416
Short-Term Securities
Commercial Paper ....................................... — 127,838,898 — 127,838,898
Money Market Funds ...................................... 144,488,116 — — 144,488,116
Liabilities
Investments
TBA Sale Commitments .................................... — (76,189,619) — (76,189,619)
$ 144,488,116 $ 7,256,620,612 $ 10,251,713 $ 7,411,360,441
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 2,620,762 $ — $ 2,620,762
Interest rate contracts ....................................... 5,296,026 266,608 — 5,562,634
Liabilities
Credit contracts ........................................... — (1,436,930) — (1,436,930)
Foreign currency exchange contracts ............................ — (95,635) — (95,635)
Interest rate contracts ....................................... (12,812,456) (494,033) — (13,306,489)
$ (7,516,430) $ 860,772 $ — $ (6,655,658)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.